UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2009

Date of reporting period:	10/31/2008

Item 1.	Schedule of Investments

Target Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 104.4%
COMMON STOCKS 36.7%

Aerospace 0.6%
290	Alliant Techsystems, Inc.(a)	$23,896
909	Boeing Co. (The)	47,514
7,904	Lockheed Martin Corp.	672,235
475	Moog, Inc. (Class A Stock)(a)	16,682
1,800	United Technologies Corp.	98,928

		859,255
Aerospace & Defense 0.7%
500	AAR Corp.	7,995
2,000	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	41,840
8,891	General Dynamics Corp.	536,305
400	Goodrich Corp.	14,624
1,382	Honeywell International, Inc.	42,082
7,252	Northrop Grumman Corp.	340,046
200	Teledyne Technologies, Inc.(a)	9,114

		992,006
Air Freight & Couriers 0.1%
1,100	FedEx Corp.	71,907

Air Freight & Logistics
650	Forward Air Corp.	17,011

Airlines
400	Southwest Airlines Co.	4,712

Auto Components 0.1%
6,630	Johnson Controls, Inc.	117,550

Automobile Manufacturers
600	Ford Motor Co.(a)	1,314

Automotive Parts 0.2%
1,200	Advance Auto Parts, Inc.	37,440
150	Autoliv, Inc.	3,204
94	Copart, Inc.(a)	3,281
6,800	PACCAR, Inc.	198,832

		242,757
Beverages 0.3%
874	Anheuser-Busch Cos., Inc.	54,214
3,115	Coca-Cola Co. (The)	137,247
1,550	Coca-Cola Enterprises, Inc.	15,577
631	Hansen Natural Corp.(a)	15,977
250	Pepsi Bottling Group, Inc.	5,780
3,951	PepsiCo, Inc.	225,247

		454,042
Biotechnology 0.7%
2,420	Amgen, Inc.(a)	144,934
9,328	Genentech, Inc.(a)	773,664
890	Invitrogen Corp.(a)	25,623

		944,221

Building Products
50	Masco Corp.	508
410	Texas Industries, Inc.	12,968

		13,476
Business Services
1,476	Genpact Ltd. (Bermuda)(a)	11,557
1,200	ICON PLC, ADR (Ireland)(a)	30,444
393	Manpower, Inc.	12,234

		54,235
Capital Markets 0.1%
1,897	Raymond James Financial, Inc.	44,181
1,837	SEI Investments Co.	32,478
1,475	Waddell & Reed Financial, Inc. (Class A Stock)	21,417

		98,076
Chemicals 1.1%
2,661	Air Products & Chemicals, Inc.	154,684
675	Airgas, Inc.	25,893
179	CF Industries Holdings, Inc.	11,490
19,400	Dow Chemical Co. (The)	517,398
350	E.I. du Pont de Nemours & Co.	11,200
1,700	Eastman Chemical Co.	68,663
206	Ecolab, Inc.	7,676
310	FMC Corp.	13,497
1,000	Intrepid Potash, Inc.(a)	21,740
1,265	Macrovision Solutions Corp.(a)	14,016
346	Minerals Technologies, Inc.	19,639
910	Polypore International, Inc.(a)	7,762
2,700	PPG Industries, Inc.	133,866
4,643	Praxair, Inc.	302,492
500	Quaker Chemical Corp.	9,565
200	Rohm & Haas Co.	14,070
1,500	Scotts Miracle-Gro Co. (The) (Class A Stock)	39,180
595	Terra Industries, Inc.	13,084
400	Valspar Corp. (The)	8,180

		1,394,095
Clothing & Apparel 0.3%
1,077	Coach, Inc.(a)	22,186
2,700	Gap, Inc. (The)	34,938
525	Hanesbrands, Inc.(a)	9,172
3,675	NIKE, Inc. (Class B Stock)	211,790
1,275	Phillips-Van Heusen Corp.	31,250
150	Polo Ralph Lauren Corp.	7,076
800	VF Corp.	44,080

		360,492

Commercial Banks 0.3%
3,300	Comerica, Inc.	91,047
625	Cullen / Frost Bankers, Inc.	34,981
900	Fifth Third Bancorp	9,765
900	Huntington Bancshares, Inc.	8,505
2,200	KeyCorp	26,906
450	M&T Bank Corp.	36,495
2,600	National City Corp.	7,020
400	Sterling Financial Corp.	3,396
850	United Bankshares, Inc.	27,115
19,000	Wachovia Corp.	121,790

		367,020
Commercial Services 0.5%
4,101	Accenture Ltd. (Class A Stock) (Bermuda)	135,538
264	Apollo Group, Inc. (Class A Stock)(a)	18,351
900	Corrections Corp. of America(a)	17,199
1,365	GEO Group, Inc. (The)(a)	24,106
1,038	Healthcare Services Group, Inc.	17,181
1,500	Healthspring, Inc.(a)	24,780
550	ITT Educational Services, Inc.(a)	48,207
263	Kelly Services, Inc. (Class A Stock)	3,745
1,400	McKesson Corp.	51,506
495	Moody’s Corp.	12,672
500	Paychex, Inc.	14,270
700	Pharmaceutical Product Development, Inc.	21,686
250	Team, Inc.(a)	6,942
1,332	Total System Services, Inc.	18,302
6,500	Waste Management, Inc.	202,995

		617,480
Commercial Services & Supplies
1,005	Monster Worldwide, Inc.(a)	14,311

Communication Equipment 0.1%
28,100	Alcatel-Lucent, ADR (France)(a)	72,217
1,200	Arris Group, Inc.(a)	8,292

		80,509
Computer Hardware 0.8%
6,219	Apple, Inc.(a)(d)	669,102
625	CACI International, Inc. (Class A Stock)(a)	25,737
300	Computer Sciences Corp.(a)	9,048
2,988	Dell, Inc.(a)	36,304
5,097	EMC Corp.(a)	60,043
9,173	Oracle Corp.(a)	167,774
2,199	Seagate Technology	14,887
1,469	Western Digital Corp.(a)	24,239

		1,007,134
Computer Services & Software 0.2%
1,052	Advent Software, Inc.(a)	19,714
1,006	Autodesk, Inc.(a)	21,438
2,577	Brocade Communications Systems, Inc.(a)	9,715
2,540	Compellent Technologies, Inc.(a)	27,686
605	Hansen Medical, Inc.(a)	5,633
469	Mentor Graphics Corp.(a)	3,442

680	MICROS Systems, Inc.(a)	11,580
2,175	Netezza Corp.(a)	21,098
831	salesforce.com(a)	25,728
850	SanDisk Corp.(a)	7,557
2,575	SRA International, Inc. (Class A Stock)(a)	47,586
1,019	Sun Microsystems, Inc.(a)	4,687

		205,864
Computers & Peripherals 0.2%
2,535	International Business Machines Corp.	235,679
2,820	NetApp, Inc.(a)	38,155

		273,834
Conglomerates
450	Textron, Inc.	7,965

Construction
452	Armstrong World Industries, Inc.	8,873
300	Granite Construction, Inc.	10,701
460	Herman Miller, Inc.	10,120
500	Hovnanian Enterprises, Inc. (Class A Stock)(a)	2,145
300	Meritage Homes Corp.(a)	4,119
600	Toll Brothers, Inc.(a)	13,872

		49,830
Consumer Finance
1,650	First Cash Financial Services, Inc.(a)	25,361

Consumer Products & Services 0.6%
20,490	Altria Group, Inc.	393,203
1,429	Avon Products, Inc.	35,482
353	Church & Dwight Co., Inc.	20,859
400	Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	14,416
4,750	Procter & Gamble Co.	306,565
335	Ritchie Bros. Auctioneers, Inc. (Canada)	6,221
350	Snap-on, Inc.	12,933
880	Toro Co. (The)	29,603

		819,282
Containers & Packaging 0.1%
1,050	Owens-Illinois, Inc.(a)	24,024
1,575	Pactiv Corp.(a)	37,107
825	Silgan Holdings, Inc.	38,395

		99,526
Distribution/Wholesale
305	MWI Veterinary Supply, Inc.(a)	10,562

Diversified
460	Ameron International Corp.	21,620
850	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	15,683

		37,303
Diversified Financial Services 0.6%
1,127	American Express Co.	30,992
18,056	JPMorgan Chase & Co.	744,810

		775,802

Diversified Manufacturing Operations 0.3%
650	Cooper Industries Ltd. (Class A Stock) (Bermuda)	20,118
600	Dover Corp.	19,062
9,690	Hewlett-Packard Co.	370,933

		410,113
Drugs & Healthcare
300	IMS Health, Inc.	4,302

Education
705	American Public Education, Inc.(a)	31,210

Electric
500	Progress Energy, Inc.	19,685

Electric Utilities 0.5%
716	Entergy Corp.	55,884
5,332	Exelon Corp.	289,207
1,100	FirstEnergy Corp.	57,376
3,750	FPL Group, Inc.	177,150
266	MDU Resources Group, Inc.	4,844
800	Pepco Holdings, Inc.	16,520
3,100	Sierra Pacific Resources	25,699

		626,680
Electrical Equipment
125	Regal-Beloit Corp.	4,070

Electronic Components 0.3%
600	Activision Blizzard, Inc.(a)	7,476
275	Belden CDT, Inc.	5,731
500	Checkpoint Systems, Inc.(a)	6,305
500	Dolby Laboratories, Inc. (Class A Stock)(a)	15,785
1,240	Eagle Test Systems, Inc.(a)	18,774
3,513	Emerson Electric Co.	114,980
900	FLIR Systems, Inc.(a)	28,890
300	Itron, Inc.(a)	14,544
2,703	LSI Corp.(a)	10,406
2,600	Sanmina-SCI Corp.(a)	1,950
829	Tech Data Corp.(a)	17,782
7,575	Tyco Electronics Ltd. (Bermuda)	147,258
1,675	Universal Electronics, Inc.(a)	35,393
675	Vestas Wind Systems A/S (Denmark)(a)	27,648

		452,922
Electronics
1,610	Coherent, Inc.(a)	40,733

Energy - Alternate Sources
50	First Solar, Inc.(a)	7,185

Energy Equipment
375	Oil States International, Inc.(a)	8,674

Energy Equipment & Services 0.4%
914	Cameron International Corp.(a)	22,174
2,000	Diamond Offshore Drilling, Inc.	177,600
14,465	Halliburton Co.	286,262

		486,036
Engineering/Construction 0.1%
814	Fluor Corp.	32,503
350	KHD Humboldt Wedag International Ltd. (Hong Kong)(a)	5,978
1,050	URS Corp.(a)	30,860

		69,341
Entertainment & Leisure 0.2%
1,250	Bally Technologies, Inc.(a)	27,688
4,500	Harley-Davidson, Inc.	110,160
1,300	International Game Technology	18,200
4,499	Las Vegas Sands Corp.(a)	63,841
500	Life Time Fitness, Inc.(a)	9,520
2,200	Lions Gate Entertainment Corp. (Canada)(a)	15,400
355	Penn National Gaming, Inc.(a)	6,837
1,500	Royal Caribbean Cruises Ltd.	20,340
810	WMS Industries, Inc.(a)	20,250

		292,236
Environmental Services 0.1%
1,200	Allied Waste Industries, Inc.(a)	12,504
2,200	Waste Connections, Inc.(a)	74,470

		86,974
Exchange Traded Funds 0.1%
10	iShares Russell 1000 Value Index Fund	530
1,150	iShares Russell 2000 Value Index Fund	60,628

		61,158
Farming & Agriculture 0.6%
1,572	Bunge Ltd.	60,381
8,576	Monsanto Co.	763,092

		823,473
Financial - Bank & Trust 2.7%
950	Astoria Financial Corp.	18,069
51,758	Bank of America Corp.	1,250,991
5,173	Bank of New York Mellon Corp. (The)	168,640
1,050	BB&T Corp.	37,642
24,100	Citigroup, Inc.	328,965
600	East West Bancorp, Inc.	10,410
500	Pacific Capital Bancorp	9,820
700	PNC Financial Services Group, Inc.	46,669
725	Prosperity Bancshares, Inc.	24,077
1,929	Regions Financial Corp.	21,393
1,300	State Street Corp.	56,355
300	SunTrust Banks, Inc.	12,042
1,750	TCF Financial Corp.	31,045
15,011	U.S. Bancorp	447,478
31,855	Wells Fargo & Co.	1,084,663
700	Zions Bancorp	26,677

		3,574,936

Financial - Brokerage 0.4%
1,500	TD Ameritrade Holding Corp.(a)	19,935
7,974	Visa, Inc. (Class A Stock)	441,361

		461,296
Financial Services 1.1%
100	BlackRock, Inc.	13,134
2,638	Broadridge Financial Solutions, Inc.	31,920
146	Calamos Asset Management, Inc. (Class A Stock)	1,199
1,550	Capital One Financial Corp.	60,636
187	CME Group, Inc.	52,762
2,800	Eaton Vance Corp.	61,600
1,075	FCStone Group, Inc.(a)	6,396
1,513	Federated Investors, Inc. (Class B Stock)	36,615
1,035	First Commonwealth Financial Corp.	11,416
3,822	Goldman Sachs Group, Inc. (The)	353,535
849,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	399,472
705	Investment Technology Group, Inc.(a)	14,389
700	Jefferies Group, Inc.	11,081
900	Marshall & Ilsley Corp.	16,227
2,950	Merrill Lynch & Co., Inc.	54,840
6,582	Morgan Stanley	114,988
1,193	NYSE Euronext, Inc.	36,005
100	Student Loan Corp. (The)	3,650
580	SVB Financial Group(a)	29,841
725	T. Rowe Price Group, Inc.	28,666
1,400	Teradata Corp.(a)	21,546
2,875	Western Union Co. (The)	43,872

		1,403,790
Food & Drug Retailers 0.2%
14,700	Safeway, Inc.	312,669

Food Products 0.1%
1,850	Archer-Daniels-Midland Co.	38,350
1,050	General Mills, Inc.	71,127

		109,477
Foods 0.3%
363	Corn Products International, Inc.	8,828
300	Kellogg Co.	15,126
4,950	Kraft Foods, Inc. (Class A Stock)	144,243
2,942	Kroger Co. (The)	80,788
550	Ralcorp Holdings, Inc.(a)	37,224
900	SYSCO Corp.	23,580
700	TreeHouse Foods, Inc.(a)	21,182
4,815	Tyson Foods, Inc. (Class A Stock)	42,083

		373,054
Forest Products
1,350	HCP, Inc.	40,406

Gaming
3,700	Shuffle Master, Inc.(a)	14,282

Gas Utilities
1,250	Atmos Energy Corp.	30,338

Healthcare Equipment & Supplies 0.1%
1,850	Covidien Ltd. (Bermuda)	81,936
1,690	Cutera, Inc.(a)	14,382
2,300	Thoratec Corp.(a)	56,626
753	Varian Medical Systems, Inc.(a)	34,269

		187,213
Healthcare Providers & Services 0.1%
900	Brookdale Senior Living, Inc.	7,758
4,950	CIGNA Corp.	80,685
1,100	inVentiv Health, Inc.(a)	10,417
850	LHC Group, Inc.(a)	29,988
265	Lincare Holdings, Inc.(a)	6,983
225	Owens & Minor, Inc.	9,736
225	Teleflex, Inc.	11,922

		157,489
Healthcare Services 0.2%
1,200	Aetna, Inc.	29,844
320	Amedisys, Inc.(a)	18,051
500	AMERIGROUP Corp.(a)	12,500
250	AmSurg Corp.(a)	6,235
2,355	Animal Health International, Inc.(a)	15,190
1,653	Biogen Idec, Inc.(a)	70,335
2,200	Centene Corp.(a)	41,448
300	Covance, Inc.(a)	15,000
518	DENTSPLY International, Inc.	15,737
600	Healthways, Inc.(a)	6,060
1,250	Pediatrix Medical Group, Inc.(a)	48,312
500	Sunrise Senior Living, Inc.(a)	1,510
1,150	WellPoint, Inc.(a)	44,701

		324,923
Healthcare Techology
3,025	Eclipsys Corp.(a)	44,921

Hotels & Motels 0.2%
100	Choice Hotels International, Inc.	2,734
4,596	Wynn Resorts Ltd.	277,598

		280,332
Hotels, Restaurants & Leisure 1.2%
8,750	Carnival Corp.	222,250
23,778	McDonald’s Corp.	1,377,460
358	Panera Bread Co. (Class A Stock)(a)	16,153
340	Vail Resorts, Inc.(a)	11,308
450	Wyndham Worldwide Corp.	3,685

		1,630,856

Household Durables 0.1%
2,200	Fortune Brands, Inc.	83,908
850	Lennar Corp. (Class A Stock)	6,579
50	Mohawk Industries, Inc.(a)	2,419
550	Newell Rubbermaid, Inc.	7,562
150	Stanley Works (The)	4,911

		105,379
Household Products 0.3%
5,650	Kimberly-Clark Corp.	346,288

Household/Personal Care 0.1%
1,455	Colgate-Palmolive Co.	91,316

Independent Power Producers & Energy Traders
1,295	NRG Energy, Inc.(a)	30,109

Industrial Conglomerates 0.6%
3,836	3M Co.	246,655
21,850	General Electric Co.	426,293
4,277	Tyco International Ltd. (Bermuda)	108,123

		781,071
Information Technology Products & Services
2,143	Ingram Micro, Inc. (Class A Stock)(a)	28,566

Insurance 1.2%
10,150	Allstate Corp. (The)	267,858
200	American Financial Group, Inc.	4,546
3,900	American International Group, Inc.	7,449
600	AON Corp.	25,380
1,075	Aspen Insurance Holdings Ltd. (Bermuda)	24,682
650	Assurant, Inc.	16,562
1,100	AXIS Capital Holdings Ltd.	31,328
850	Chubb Corp.	44,047
1,425	Delphi Financial Group, Inc. (Class A Stock)	22,444
668	Fidelity National Financial, Inc. (Class A Stock)	6,019
284	First American Corp.	5,796
1,025	Gallagher, (Arthur J.) & Co.	24,969
8,400	Genworth Financial, Inc. (Class A Stock)	40,656
1,500	Hanover Insurance Group, Inc. (The)	58,875
750	Hartford Financial Service Group, Inc. (The)	7,740
1,987	HCC Insurance Holdings, Inc.	43,833
1,075	IPC Holdings Ltd. (Bermuda)	29,681
1,150	Lincoln National Corp.	19,826
350	Loews Corp.	11,623
10,407	MetLife, Inc.	345,721
386	OneBeacon Insurance Group Ltd. (Bermuda)	5,327
50	PartnerRe Ltd.	3,385
500	Philadelphia Consolidated Holding Corp.(a)	29,245
150	Principal Financial Group, Inc.	2,849
300	Protective Life Corp.	2,505
600	RenaissanceRe Holdings Ltd. (Bermuda)	27,540
400	State Auto Financial Corp.	10,536
7,500	Travelers Cos., Inc. (The)	319,125
585	United Fire & Casualty Co.	13,554
3,750	Unum Group	59,062
200	W.R. Berkely Corp.	5,254
11,250	XL Capital Ltd. (Class A Stock) (Cayman Islands)	109,125

		1,626,542

Internet Services 0.4%
601	Amazon.com, Inc.(a)	34,401
300	Digital River, Inc.(a)	7,434
1,100	Expedia, Inc.(a)	10,461
1,045	Google, Inc. (Class A Stock)(a)	375,531
1,310	Internet Capital Group, Inc.(a)	7,493
922	NetFlix, Inc.(a)	22,829
271	Sohu.com, Inc. (China)(a)	14,889
935	Switch & Data Facilities Co., Inc.(a)	8,808
688	Symantec Corp.(a)	8,655
4,155	TIBCO Software, Inc.(a)	21,398
1,208	VeriSign, Inc.(a)	25,610
2,004	Yahoo!, Inc.(a)	25,691

		563,200
Internet Software & Services 0.1%
6,829	eBay, Inc.(a)	104,279

Machinery 0.3%
450	Actuant Corp. (Class A Stock)	8,068
1,257	AGCO Corp.(a)	39,621
4,792	Caterpillar, Inc.	182,911
505	CIRCOR International, Inc.	15,478
918	Deere & Co.	35,398
154	Flowserve Corp.	8,766
750	General Cable Corp.(a)	12,810
816	Graco, Inc.	20,180
325	Kaydon Corp.	10,858
400	Lincoln Electric Holdings, Inc.	17,260
125	Nordson Corp.	4,616
710	RBC Bearings, Inc.(a)	16,848
375	Rofin-Sinar Technologies, Inc.(a)	8,359
435	Sauer-Danfoss, Inc.	4,459
425	Smith (A.O.) Corp.	13,409
195	SPX Corp.	7,554

		406,595
Manufacturing 0.1%
300	Danaher Corp.	17,772
600	Eaton Corp.	26,760
400	Harsco Corp.	9,468
1,000	Hexcel Corp.(a)	13,200

		67,200
Marine
1,000	Eagle Bulk Shipping, Inc.	9,970

Media 0.5%
14,280	CBS Corp. (Class B Stock)	138,659
4,446	DIRECTV Group, Inc. (The)(a)	97,323
338	DISH Network Corp. (Class A Stock)(a)	5,320
3,285	Entravision Communications Corp. (Class A Stock)(a)	6,209

5,000	News Corp. (Class A Stock)	53,200
23,371	Time Warner, Inc.	235,813
6,984	Walt Disney Co. (The)	180,885
50	Wiley, (John) & Sons, Inc. (Class A Stock)	1,739

		719,148
Medical Products
246	Becton, Dickinson and Co.	17,072

Medical Supplies & Equipment 0.7%
1,230	Advanced Energy Industries, Inc.(a)	13,124
370	Bard (C.R.), Inc.	32,652
760	Baxter International, Inc.	45,972
4,763	Boston Scientific Corp.(a)	43,010
287	Edwards Lifesciences Corp.(a)	15,165
620	Gen-Probe, Inc.(a)	29,177
6,365	Johnson & Johnson	390,429
2,441	Medtronic, Inc.	98,446
605	Mentor Corp.	10,225
155	Myriad Genetics, Inc.(a)	9,779
500	Patterson Cos., Inc.(a)	12,665
2,880	PDL BioPharma, Inc.	28,080
1,110	Quality Systems, Inc.	42,724
195	ResMed, Inc.(a)	6,681
1,062	St. Jude Medical, Inc.(a)	40,388
615	SurModics, Inc.(a)	16,297
720	Vital Images, Inc.(a)	9,396
500	Zimmer Holdings, Inc.(a)	23,215

		867,425
Metals & Mining 0.4%
17,434	Alcoa, Inc.	200,665
980	Alpha Natural Resources, Inc.(a)	35,055
1,360	Bucyrus International, Inc. (Class A Stock)	32,817
5,000	Freeport-McMoRan Copper & Gold, Inc.	145,500
981	Joy Global, Inc.	28,429
635	Northwest Pipe Co.(a)	18,244
2,200	Nucor Corp.	89,122
242	Peabody Energy Corp.	8,351
100	Reliance Steel & Aluminum Co.	2,504
600	Timken Co.	9,528
174	United States Steel Corp.	6,417

		576,632
Multi-Line Retail 0.1%
1,477	Dollar Tree, Inc.(a)	56,156
2,800	JC Penney Co., Inc.	66,976

		123,132
Multi-Utilities 0.1%
1,225	Vectren Corp.	30,870
1,300	Wisconsin Energy Corp.	56,550

		87,420

Office Equipment 0.1%
350	Pitney Bowes, Inc.	8,673
1,005	School Specialty, Inc.(a)	21,105
17,000	Xerox Corp.	136,340

		166,118
Oil & Gas Exploration/Production
200	Core Laboratories NV (Netherlands)	14,740

Oil, Gas & Consumable Fuels 3.6%
1,750	Anadarko Petroleum Corp.	61,775
3,844	Apache Corp.	316,477
375	Arena Resources, Inc.(a)	11,430
2,390	Baker Hughes, Inc.	83,530
1,049	Cabot Oil & Gas Corp.	29,445
250	Chesapeake Energy Corp.	5,493
6,550	Chevron Corp.	488,630
850	Concho Resources, Inc.(a)	18,063
6,900	ConocoPhillips	358,938
1,313	Devon Energy Corp.	106,169
550	El Paso Corp.	5,335
623	Encore Acquisition Co.(a)	19,406
171	EOG Resources, Inc.	13,837
800	Equitable Resources, Inc.	27,768
221	Exterran Holdings, Inc.(a)	4,953
10,873	Exxon Mobil Corp.	805,907
1,639	FMC Technologies, Inc.(a)	57,349
2,757	Hess Corp.	165,999
810	Lufkin Industries, Inc.	42,379
12,000	Marathon Oil Corp.	349,200
505	McMoRan Exploration Co.(a)	7,166
844	Murphy Oil Corp.	42,740
382	Noble Energy, Inc.	19,795
3,119	Occidental Petroleum Corp.	173,229
300	ONEOK, Inc.	9,570
8,840	Petroleo Brasileiro SA, ADR (Brazil)	237,708
260	Petroleum Development Corp.(a)	5,385
875	Petroquest Energy, Inc.(a)	8,706
696	Pioneer Natural Resources Co.	19,370
800	Pride International, Inc.(a)	15,032
4,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	248,805
8,470	Schlumberger Ltd. (Netherlands)	437,475
934	St. Mary Land & Exploration Co.	23,247
1,126	Sunoco, Inc.	34,343
400	Swift Energy Co.(a)	12,832
1,649	Tesoro Corp.	15,946
4,530	Transocean, Inc.(a)	372,955
207	Ultra Petroleum Corp. (Canada)(a)	9,636
3,747	Valero Energy Corp.	77,113
1,248	W&T Offshore, Inc.	23,924
450	XTO Energy, Inc.	16,178

		4,783,238

Paper & Forest Products 0.1%
4,900	Domtar Corp.(a)	12,152
4,600	International Paper Co.	79,212
700	Weyerhaeuser Co.	26,754

		118,118
Pharmaceuticals 2.3%
2,522	Abbott Laboratories	139,088
509	Allergan, Inc.	20,192
2,795	American Medical Systems Holdings, Inc.(a)	30,242
465	BioMarin Pharmaceutical, Inc.(a)	8,519
11,205	Bristol-Myers Squibb Co.	230,263
450	Cardinal Health, Inc.	17,190
938	Celgene Corp.(a)	60,276
920	Cubist Pharmaceuticals, Inc.(a)	23,359
12,289	Eli Lilly & Co.	415,614
339	Express Scripts, Inc.(a)	20,547
1,000	Forest Laboratories, Inc.(a)	23,230
12,446	Gilead Sciences, Inc.(a)	570,649
1,700	Herbalife Ltd.	41,531
2,409	Medco Health Solutions, Inc.(a)	91,421
14,048	Merck & Co., Inc.	434,785
32,963	Pfizer, Inc.	583,775
3,621	Schering-Plough Corp.	52,468
10,098	Wyeth	324,954

		3,088,103
Pharmaceuticals - Research & Manufacturing
50	Vertex Pharmaceuticals, Inc.(a)	1,311

Pipelines
600	Spectra Energy Corp.	11,598

Professional Services
775	Watson Wyatt Worldwide, Inc. (Class A Stock)	32,914

Real Estate
600	Jones Lang LaSalle, Inc.	19,752

Real Estate Investment Trusts 0.4%
150	Alexandria Real Estate Equities, Inc.	10,428
205	AMB Property Corp.	4,926
103	Apartment Investment & Management Co. (Class A Stock)	1,507
200	AvalonBay Communities, Inc.	14,204
150	Boston Properties, Inc.	10,632
300	Camden Property Trust	10,113
300	Colonial Properties Trust	3,162
1,050	DCT Industrial Trust, Inc.	5,177
150	EastGroup Properties, Inc.	5,022
120	Essex Property Trust, Inc.	11,676
157	Federal Realty Investment Trust	9,619
1,100	General Growth Properties, Inc.	4,554
400	Highwoods Properties, Inc.	9,928
750	Hospitality Properties Trust	7,613
472	Kilroy Realty Corp.	15,175
50	Kimco Realty Corp.	1,129
1,250	Liberty Property Trust	29,812
822	Macerich Co. (The)	24,183
3,225	MFA Mortgage Investments, Inc.	17,737
973	Nationwide Health Properties, Inc.	29,034

3,000	ProLogis	42,000
400	Realty Income Corp.	9,248
650	Senior Housing Properties Trust	12,461
1,334	Simon Property Group, Inc.	89,418
300	Taubman Centers, Inc.	9,966
1,000	Ventas, Inc.	36,060
450	Vornado Realty Trust	31,747
350	Weingarten Realty Investors	7,158

		463,689
Restaurants
1,530	BJ’s Restaurants, Inc.(a)	13,602
480	Red Robin Gourmet Burgers, Inc.(a)	7,291
2,350	Wendy’s / Arby’s Group, Inc. (Class A Stock)	8,507

		29,400
Retail & Merchandising 2.2%
150	Abercrombie & Fitch Co. (Class A Stock)	4,344
200	Best Buy Co., Inc.	5,362
800	Big Lots, Inc.(a)	19,544
2,374	BJ’s Wholesale Club, Inc.(a)	83,565
400	Brinker International, Inc.	3,720
494	Carrols Restaurant Group, Inc.(a)	1,003
1,220	Cash America International, Inc.	43,151
6,967	Costco Wholesale Corp.	397,189
20,340	CVS/Caremark Corp.	623,421
200	Darden Restaurants, Inc.	4,434
1,532	Family Dollar Stores, Inc.	41,226
907	GameStop Corp. (Class A Stock)(a)	24,843
1,575	Genesco, Inc.(a)	39,076
20,500	Lowe’s Cos., Inc.	444,850
1,504	Ross Stores, Inc.	49,166
1,725	Sonic Corp.(a)	18,457
1,050	Staples, Inc.	20,401
5,164	Target Corp.	207,180
450	TJX Cos., Inc.	12,042
455	Urban Outfitters, Inc.(a)	9,892
7,644	Wal-Mart Stores, Inc.	426,612
15,048	Yum! Brands, Inc.	436,542

		2,916,020
Road & Rail
927	Landstar System, Inc.	35,773

Semiconductors 0.4%
3,108	Advanced Micro Devices, Inc.(a)	10,878
231	Altera Corp.	4,008
1,100	Applied Materials, Inc.	14,201
400	ATMI, Inc.(a)	4,864
1,781	Broadcom Corp. (Class A Stock)(a)	30,419
10,975	Intel Corp.	175,600
250	KLA-Tencor Corp.	5,813
500	Lam Research Corp.(a)	11,180
515	Linear Technology Corp.	11,680
700	Marvell Technology Group Ltd. (Bermuda)(a)	4,872

1,050	Microsemi Corp.(a)	22,827
750	OYO Geospace Corp.(a)	21,502
312	QLogic Corp.(a)	3,750
7,330	Texas Instruments, Inc.	143,375
575	Varian Semiconductor Equipment Associates, Inc.(a)	11,282
1,514	Xilinx, Inc.	27,888

		504,139
Software 1.3%
2,324	Adobe Systems, Inc.(a)	61,911
1,286	ANSYS, Inc.(a)	36,818
3,600	BMC Software, Inc.(a)	92,952
13,664	CA, Inc.	243,219
531	Cerner Corp.(a)	19,769
935	Factset Research Systems, Inc.	36,269
855	Global Payments, Inc.	34,636
3,297	MasterCard, Inc. (Class A Stock)	487,363
31,026	Microsoft Corp.	692,811
1,375	Sybase, Inc.(a)	36,616
1,550	Tyler Technologies, Inc.(a)	21,064
368	VMware, Inc. (Class A Stock)(a)	11,408

		1,774,836
Specialty Retail 0.4%
1,490	Aaron Rents, Inc.	36,937
3,378	Aeropostale, Inc.(a)	81,782
3,800	AutoNation, Inc.(a)	26,106
1,300	CarMax, Inc.(a)	13,806
13,702	Home Depot, Inc. (The)	323,230
1,600	Limited Brands, Inc.	19,168

		501,029
Telecommunications 1.8%
212	Amdocs Ltd. (United Kingdom)(a)	4,783
1,335	AmerisourceBergen Corp.	41,745
28,562	AT&T, Inc.	764,605
4,500	China Mobile Ltd. (Hong Kong)	39,615
16,218	Cisco Systems, Inc.(a)	288,194
750	Corning, Inc.	8,122
1,780	EMS Technologies, Inc.(a)	37,202
400	Juniper Networks, Inc.(a)	7,496
143	Leap Wireless International, Inc.(a)	4,010
700	Nice Systems Ltd. (Israel)(a)	15,652
13,894	QUALCOMM, Inc.	531,584
5,261	Sprint Nextel Corp.	16,467
1,650	Syniverse Holdings, Inc.(a)	31,020
3,682	Tellabs, Inc.(a)	15,612
20,597	Verizon Communications, Inc.	611,113

		2,417,220
Textiles, Apparel & Luxury Goods
4,600	Jones Apparel Group, Inc.	51,106

Thrifts & Mortgage Finance
100	Federal Home Loan Mortgage Corp.	103
17,300	Washington Mutual, Inc.	—

		103

Tobacco Products 0.4%
1,471	Lorillard, Inc.	96,880
9,764	Philip Morris International, Inc.	424,441
192	Universal Corp.	7,601
96	UST, Inc.	6,489

		535,411
Trading Companies & Distributors
200	Watsco, Inc.	8,218

Transportation 1.3%
1,200	Burlington Northern Santa Fe Corp.	106,872
264	C.H. Robinson Worldwide, Inc.	13,670
2,669	CSX Corp.	122,027
791	Expeditors International of Washington, Inc.	25,826
3,445	J.B. Hunt Transport Services, Inc.	97,941
7,887	Norfolk Southern Corp.	472,747
12,549	Union Pacific Corp.	837,897
978	UTi Worldwide, Inc. (British Virgin Islands)	11,501
3,700	Werner Enterprises, Inc.	72,594

		1,761,075
Utilities 0.6%
2,800	American Electric Power Co., Inc.	91,364
3,700	CMS Energy Corp.	37,925
2,800	Dominion Resources, Inc.	101,584
400	DTE Energy Co.	14,120
1,400	Duke Energy Corp.	22,932
9,200	Edison International	327,428
501	Headwaters, Inc.(a)	5,311
1,150	Northeast Utilities	25,944
1,400	PG&E Corp.	51,338
2,613	PPL Corp.	85,759
1,525	Westar Energy, Inc.	29,722

		793,427
Wireless Telecommunication Services
797	American Tower Corp. (Class A Stock)(a)	25,751

	TOTAL COMMON STOCKS (cost $58,654,084)	48,992,139

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 2.1%
		Asset Backed Funding Certificates,
		Series 2004-OPT5, Class A1
AAA(c)	$305	3.609%(b), 06/25/34	257,000
		Countrywide Asset-Backed Certificates,
		Series 2006-11, Class 3AV1
Aaa	40	3.319%(b), 09/25/46	39,908

		Ford Credit Auto Owner Trust,
		Series 2008-C, Class A2B
Aaa	500	5.46%(b), 01/15/11	486,956
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2006-RM5, Class A2A
B3	151	3.319%(b), 10/25/37	128,807
		Morgan Stanley ABS Capital I,
		Series 2006-HE7, Class A2A
Aaa	131	3.309%(b), 09/25/36	126,119
		SLM Student Loan Trust,
		Series 2008-9, Class A
Aaa	1,500	5.035%(b), 04/25/23	1,368,984
		Soundview Home Equity Loan Trust,
		Series 2006-NLC1, Class A1, 144A (original cost $181,609; purchased 10/13/06)(i)(j)
Aaa	182	3.319%(b), 11/25/36	171,961
		Structured Asset Securities Corp.,
		Series 2006-BC3, Class A2
Aaa	172	3.309%(b), 10/25/36	163,366

		TOTAL ASSET-BACKED SECURITIES (cost $2,975,938)	2,743,101

COLLATERALIZED MORTGAGE OBLIGATIONS 3.6%
		American Home Mortgage Assets,
		Series 2006-1, Class 2A1
Aaa	396	3.449%(b), 05/25/46	231,853
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	214	5.366%(b), 05/25/35	177,608
		Series 2007-3, Class 1A1(c)
AAA(c)	199	5.468%(b), 05/25/47	153,435
		Countrywide Alternative Loan Trust,
		Series 2006-OA9, Class 2A1A
Aaa	394	4.488%(b), 07/20/46	213,572
		Federal Home Loan Mortgage Corp.,
		Series 41, Class F
Aaa	93	10.00%, 05/15/20	98,346
		Federal National Mortgage Assoc.,
		Series 1992-146, Class PZ
Aaa	22	8.00%, 08/25/22	23,245
		FHLMC Structured Pass-Through Securities,
		Series T-61, Class 1A1
Aaa	617	4.255%(b), 07/25/44	562,583
		Freddie Mac,
		Series 2801, Class EH
Aaa	444	4.50%, 11/15/16	444,182
		Series 2962, Class YC
Aaa	305	4.50%, 09/15/14	306,611
		Series 3117, Class PN
Aaa	233	5.00%, 11/15/21	233,731
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
AAA(c)	331	4.539%(b), 09/25/35	262,027
		Series 2006-OA1, Class 2A2
Aaa	780	3.519%(b), 08/25/46	187,361

			Harborview Mortgage Loan Trust,
			Series 2006-12, Class 2A11
Aaa		173	4.368%(b), 01/19/38	158,683
			Homebanc Mortgage Trust,
			Series 2006-1, Class 4A1
Aaa		885	5.805%(b), 04/25/37	559,571
			Vendee Mortgage Trust,
			Series 2000-1, Class 1A
NR		139	6.812%(b), 01/15/30	141,144
			WaMu Mortgage Pass-Through Certificates,
			Series 2003-R1, Class A1
Aaa		738	3.799%(b), 12/25/27	630,428
			Series 2006-AR15, Class 2A
Aaa		389	4.165%(b), 11/25/46	263,583
			Series 2007-OA2, Class 1A
Aaa		395	3.365%(b), 03/25/47	181,200

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,686,966)	4,829,163

CORPORATE BONDS 27.2%
Advertising 0.2%
			Omnicom Group, Inc., Gtd. Notes
Baa1		300	5.90%, 04/15/16	236,705
Automobile Manufacturers 0.1%
			DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
A3		200	5.75%, 09/08/11	160,154
Automotive - OEM 0.2%
			General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes
Caa1		500	6.75%, 12/01/14	252,498
Commercial Banks 0.7%
			ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $999,060; purchased 07/09/08)(i)(j)
Aa2		1,000	6.20%, 07/19/13	902,537
Diversified Financial Services 0.6%
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
B3		500	7.00%, 10/01/13	276,977
			General Electric Capital Corp., Sr. Unsec’d. Notes, MTN
Aaa		200	5.875%, 01/14/38	142,668
			Sub. Notes, 144A (original cost $999,960; purchased 08/30/07)(i)(j)
Aa1	GBP	500	6.50%(b), 09/15/67	442,651

				862,296
Financial - Bank & Trust 14.0%
			American Express Bank FSB, Sr. Unsec’d. Notes
A1		3,000	5.50%, 04/16/13	2,461,857
			Bank of America Corp., Jr. Sub. Notes
A1		2,100	8.00%(b), 12/29/49	1,572,291
A1		1,500	8.125%(b), 12/29/49	1,162,395
			Sr. Unsec’d. Notes
Aa2		4,000	5.65%, 05/01/18	3,438,124

		Bank of America NA, Sr. Unsec’d. Notes
Aaa	1,000	3.404%(b), 05/12/10	1,002,851
		Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $2,582,502; purchased 12/07/07)(i)(j)
Aa2	2,600	6.05%, 12/04/17	1,961,084
		Sub. Notes, 144A (United Kingdom) (original cost $1,000,000; purchased 04/18/08)(i)(j)
Aa2	1,000	7.70%(b), 04/29/49	694,130
		Citigroup, Inc., Jr. Sub. Notes
A2	1,300	8.40%(b), 04/29/49	903,630
		Sr. Unsec’d. Notes
Aa3	1,500	5.50%, 04/11/13	1,372,095
Aa3	2,000	6.125%, 05/15/18	1,713,370
		Deutsche Bank AG, Notes (Germany)
Aa1	2,000	4.875%, 05/20/13	1,863,760
		National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $500,000; purchased 02/01/08)(i)(j)
Aa1	500	2.838%(b), 02/08/10	499,922

			18,645,509
Financial Services 4.4%
		American Express Co., Sr. Unsec’d. Notes
A2	400	7.00%, 03/19/18	308,126
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes
Aa2	1,000	7.25%, 02/01/18	941,408
		Citigroup Capital XXI, Gtd. Notes
A1	1,000	8.30%(b), 12/21/77	686,460
		Credit Suisse / New York NY, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	1,500	5.00%, 05/15/13	1,352,777
		Goldman Sachs Group, Inc. (The), Sub. Notes
A1	700	6.75%, 10/01/37	455,909
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(k)
B3	500	5.625%, 01/24/13	65,000
B3	400	6.875%, 05/02/18	52,000
		Merrill Lynch & Co., Inc., Notes, MTN
A2	1,000	6.875%, 04/25/18	888,189
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A1	1,400	6.00%, 04/28/15	1,137,567

			5,887,436
Hotels & Motels 0.5%
		Marriott International, Inc., Sr. Unsec’d. Notes
Baa2	1,000	6.375%, 06/15/17	688,827
Insurance 0.4%
		American International Group, Inc., Sr. Unsec’d. Notes, MTN
A3	600	5.85%, 01/16/18	217,722
		Sr. Unsec’d. Notes, 144A (original cost $800,000; purchased 08/13/08)(i)(j)
A3	800	8.25%, 08/15/18	329,511

			547,233

IT Services 0.4%
			Electronic Data Systems Corp., Sr. Unsec’d. Notes
A2		500	6.00%, 08/01/13	471,995

Medical Supplies & Equipment 0.3%
			HCA, Inc., Sr. Sec’d. Notes
B2		500	9.25%, 11/15/16	425,000

Metals & Mining 0.6%
			Spectra Energy Capital LLC, Gtd. Notes
Baa1		1,000	6.20%, 04/15/18	804,236

Oil, Gas & Consumable Fuels 0.8%
			Nabors Industries, Inc., Gtd. Notes
Baa1		1,000	6.15%, 02/15/18	799,939
			Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $325,941; purchased 07/14/05)(i)(j)
Baa1		326	5.265%, 06/15/11	325,609

				1,125,548
Pharmaceuticals 0.6%
			Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa2		400	4.323%(b), 10/02/09	394,423
Baa2		500	6.00%, 06/15/17	404,137

				798,560
Telecommunications 1.2%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		900	6.738%, 06/01/13	783,000
			Qwest Corp., Sr. Unsec’d. Notes
Ba1		1,000	7.625%, 06/15/15	765,000

				1,548,000
Transportation 1.3%
			Con-Way, Inc., Sr. Unsec’d. Notes
Baa3		2,000	7.25%, 01/15/18	1,665,402

Utilities 0.9%
			American Electric Power Co., Inc., Sr. Unsec’d. Notes
Baa2		500	5.25%, 06/01/15	408,809
			Illinois Power Co., Sr. Sec’d. Notes
Baa3		1,000	6.25%, 04/01/18	791,032

				1,199,841

			TOTAL CORPORATE BONDS (cost $45,972,731)	36,221,777

FOREIGN GOVERNMENT BONDS 2.4%
			Bundesrepublik Deutschland, Bonds (Germany)
Aaa	EUR	500	4.25%, 07/04/39	613,888
Aaa	EUR	800	6.25%, 01/04/30	1,232,491
			Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Ba1	BRL	1,300	12.50%, 01/05/22	486,037
			United Kingdom Gilt, Bonds (United Kingdom)
Aaa	GBP	300	4.25%, 03/07/11	492,446

Aaa	GBP	200	5.75%, 12/07/09	332,555

			TOTAL FOREIGN GOVERNMENT BOND (cost $3,863,762)	3,157,417

MUNICIPAL BONDS 1.0%
California 0.5%
			Los Angeles Unified School District, General Obligation
Aa3		700	4.50%, 07/01/25	607,082

Georgia 0.1%
			Georgia State Road & Tollway Authority, Revenue Bonds
Aaa		200	5.00%, 03/01/21	200,472

Illinois 0.4%
			Chicago Illinois Transit Authority, Revenue Bonds
Aa3		500	6.899%, 12/01/40	501,705

			TOTAL MUNICIPAL BONDS (cost $1,310,762)	1,309,259

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 29.2%
			Federal Home Loan Mortgage Corp.
		366	4.999%(b), 03/01/36	365,608
		820	5.00%, 11/01/36	776,892
		11	5.209%(b), 08/01/23	11,722
		1,000	5.50%, TBA	975,312
		170	6.00%, 09/01/22	170,813
			Federal National Mortgage Assoc.
		731	4.00%, 08/01/18-06/01/19	684,783
		70	4.41%(b), 05/01/36	70,059
		1,781	4.50%, 09/01/35-11/01/35	1,618,278
		3,000	4.50%, TBA	2,724,375
		4,862	5.00%, 11/01/33	4,616,186
		100	5.00%, TBA	97,750
		3,500	5.00%, TBA	3,315,158
		818	5.089%(b), 06/01/35	821,665
		6,856	5.50%, 09/01/33-08/01/37	6,706,500
		136	6.00%, 05/01/16-12/01/17	136,524
		394	6.50%, 01/01/16-09/01/36	399,197
		166	7.50%, 01/01/32	175,168
			Government National Mortgage Assoc.
		49	4.50%, 08/15/33-09/15/33	45,178
		7	4.625%(b), 09/20/22	7,043
		5,000	5.00%, TBA	4,770,310
		5,000	5.50%, TBA	4,903,125
		5,500	6.00%, TBA	5,500,000
		62	8.50%, 02/20/30-06/15/30	65,892

			TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $39,704,614)	38,957,538

U.S. TREASURY OBLIGATIONS 0.5%
			U.S. Treasury Bonds
		100	4.75%, 02/15/37	106,023
			U.S. Treasury Inflation Index Bonds, TIPS
		190	3.875%, 04/15/29	270,845

			U.S. Treasury Strip Coupon, IO
		500	7.25%, 02/15/22	249,575

			TOTAL U.S. TREASURY OBLIGATIONS (cost $695,063)	626,443

BANK NOTES(b) 1.7%
			Chrysler Financial, Term, 144A (original cost $1,881,000; purchased 11/28/07)(i)(j)
BA-(c)		1,980	6.82%, 08/03/12	1,336,500
			TXU Corp., Term B3 (original cost $1,066,282; purchased 01/16/08, 02/06/08)(i)(j)
BA-(c)		1,158	6.30%, 10/10/14	898,252
			(original cost $9,774; purchased 09/11/08)(i)(j)
BA-(c)		10	7.26%, 10/10/14	7,584
			(original cost $111,602; purchased 01/16/08, 02/06/08)(i)(j)
BA-(c)		123	7.64%, 10/10/14	95,218

			TOTAL BANK NOTES (cost $3,097,044)	2,337,554

			TOTAL LONG-TERM INVESTMENTS (cost $161,960,964)	139,174,391

SHORT-TERM INVESTMENTS 10.3%
REPURCHASE AGREEMENT 0.4%
		500	JPMorgan Chase Bank NA 0.15%, dated 10/31/08, due 11/03/08 in the amount of $500,006 (cost $500,000; the value of collateral plus accrued interest was $500,434)(h)	500,000

U.S. TREASURY OBLIGATIONS(e) 1.0%
			U.S. Treasury Bills
		800	0.35%, 11/28/08	799,806
		500	1.42%, 12/26/08	499,633

			TOTAL U.S. TREASURY OBLIGATIONS (cost $1,298,760)	1,299,439

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.3%
			Federal Home Loan Mortgage Corp. (cost $1,697,521)
		1,700	2.50%, 11/24/08	1,697,521

	Contracts/ Notional Amount (000)#
OPTIONS PURCHASED(a) 1.2%
Call Options 1.1%
			2 Year Euro-Schatz Futures,
	EUR	4,800	expiring 11/21/2008, Strike Price $106.22	6,730
			2 Year U.S. Treasury Note Futures,
		18,200	expiring 11/21/2008, Strike Price $110.50	1,422
			5 Year U.S. Treasury Note Futures,
		6,700	expiring 11/21/2008, Strike Price $125.00	523
			10 Year U.S. Treasury Bond Futures,
		2,400	expiring 11/21/2008, Strike Price $138.00	375

		Currency Option USD vs. JPY,
	1,700	expiring 03/31/2010 @ FX Rate 104.65	49,279
		FNMA,
	6,000	expiring 11/14/2008, Strike Price $96.41	105,477
		Interest Rate Swap Options,
EUR	42,400	expiring 04/20/2009 @ 4.18%	871,348
	21,000	expiring 08/03/2009 @ 3.45%	224,782
	2,200	expiring 08/03/2009 @ 3.45%	23,549
	1,600	expiring 08/03/2009 @ 3.45%	17,126
	12,300	expiring 08/03/2009 @ 3.85%	186,135

			1,486,746
Put Options 0.1%
		90 Day Sterling Futures,
GBP	43,500	expiring 12/17/2008, Strike Price $92.00	—
		Currency Option USD vs. JPY,
	1,700	expiring 03/31/2010 @ FX Rate 104.65	187,326

			187,326

		TOTAL OPTIONS PURCHASED (cost $1,033,464)	1,674,072

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 6.4%

	8,547,395	Dryden Core Investment Fund - Taxable Money Market Series (cost $8,547,395)(f)	8,547,395

		TOTAL SHORT-TERM INVESTMENTS (cost $13,077,140)	13,718,427

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT(g)—114.7% (cost $175,038,104)(l)	152,892,818

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN(a) (0.6)%

Call Options (0.6)%
		Interest Rate Swap Options,
EUR	13,700	expiring 04/20/2009 @ 4.44%	(468,328)
	$700	expiring 08/03/2009 @ 4.15%	(15,019)
	7,000	expiring 08/03/2009 @ 4.40%	(188,682)
	700	expiring 08/03/2009 @ 4.40%	(18,868)
	4,100	expiring 08/03/2009 @ 4.55%	(128,579)

			(819,476)

Put Option
		90 Day Euro Dollar Futures,
	13,000	expiring 12/15/2008, Strike Price $97.00	(1,462)

		TOTAL OPTIONS WRITTEN (premium received $755,319)	(820,938)

Principal Amount (000)#
SECURITY SOLD SHORT (1.7)%
	Federal National Mortgage Assoc. (proceeds received $2,270,469)
$2,300	5.50%, TBA	(2,246,812)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—112.4% (cost $172,012,316)	149,825,068
	Other liabilities in excess of other assets(m)—(12.4)%	(16,481,292)

	NET ASSETS —100%	$133,343,776

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
RUB	Russian Ruble
USD	United States Dollar
†	The rating reflected is as of October 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a variable rate security.
(c)	Standard & Poor’s rating.
(d)	Security segregated as collateral for futures contracts.
(e)	Rates shown are the effective yields at purchase date.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(g)	As of October 31, 2008, 6 securities representing $5,174,000 and 3.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $466,635 were valued using Other Significant Observable Inputs, (Level 2, as defined below) and $4,707,365 were valued using Significant Unobservable Inputs (Level 3, as defined below).
(h)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(i)	Indicates a security that has been deemed illiquid.
(j)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $10,457,730. The aggregate value of $7,664,959 is approximately 5.7% of net assets.
(k)	Represents issuer in default on interest payments. Non-income producing security.

(l)	The United States federal income tax basis of the Portfolio's investments was $178,230,838; accordingly, net unrealized depreciation on investments for federal income tax purposes was $25,338,020 (gross unrealized appreciation - $274,789; gross unrealized depreciation - $25,612,809). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(m)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
46	90 Day Euro	Dec 08	$11,171,475	$11,241,825	$70,350
14	90 Day Euro	Mar 09	3,423,175	3,422,300	(875)
5	90 Day Euro	Sep 09	1,208,938	1,217,313	8,375
5	90 Day Euro	Dec 09	1,205,375	1,214,500	9,125
56	90 Day Euro	Mar 10	13,469,950	13,588,400	118,450
9	90 Day Euro EURIBOR	Dec 08	2,725,643	2,762,637	36,994
51	90 Day Euro EURIBOR	Mar 09	15,446,554	15,739,447	292,893
38	90 Day Sterling	Dec 08	7,227,914	7,322,952	95,038
13	90 Day Sterling	Jun 09	2,455,401	2,532,157	76,756
33	90 Day Sterling	Sept 09	6,271,636	6,420,812	149,176
49	90 Day Sterling	Dec 09	9,333,418	9,508,304	174,886
22	90 Day Sterling	Mar 10	4,198,105	4,259,298	61,193
4	5 Year Euro-Bobl	Dec 08	554,582	572,120	17,538
1	10 Year U.K. Gilt	Dec 08	180,395	179,104	(1,291)
1	S & P 500 E-Mini	Dec 08	59,828	48,365	(11,463)

					1,097,145

Short Positions:
48	2 Year Euro-Schatz	Dec 08	6,334,416	6,485,833	(151,417)
91	2 Year U.S. Treasury Notes	Dec 08	19,292,000	19,549,359	(257,359)
245	5 Year U.S. Treasury Notes	Dec 08	27,375,851	27,748,164	(372,313)
30	10 Year U.S. Treasury Notes	Dec 08	3,454,938	3,392,344	62,594
39	20 Year U.S. Treasury Bonds	Dec 08	4,736,672	4,411,875	324,797

					(393,698)

					$703,447 (1)

(1)	Cash of $997,600 and market value of $64,554 has been segregated with the broker to cover requirements for open futures contracts as of October 31, 2008

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	983	$491,477	$450,300	$(41,177)
British Pound,
Expiring 11/03/08	GBP	2,416	3,951,368	3,888,183	(63,185)
Expiring 11/05/08	GBP	970	1,632,742	1,561,066	(71,676)
Chinese Yuan,
Expiring 12/09/08	CNY	13,702	2,004,660	1,989,502	(15,158)
Expiring 07/15/09	CNY	8,550	1,254,868	1,222,447	(32,421)
Indian Rupee,
Expiring 11/12/08	INR	42,202	1,044,355	850,735	(193,620)
Expiring 04/09/08	INR	42,729	851,240	854,901	3,661
Japanese Yen,
Expiring 11/05/08	JPY	216,147	2,172,918	2,194,166	21,248
Russian Ruble,
Expiring 11/19/08	RUB	34,657	1,397,740	1,252,169	(145,571)
Expiring 05/06/09	RUB	24,221	809,088	780,878	(28,210)

			$15,610,456	$15,044,347	$(566,109)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	475	$263,000	$216,308	$46,692
Expiring 06/02/09	BRL	427	224,276	187,570	36,706
British Pound,
Expiring 12/03/08	GBP	2,416	4,389,147	3,887,458	501,689
Expiring 12/09/08	GBP	2,416	3,942,429	3,879,126	63,303
Chinese Yuan,
Expiring 12/09/08	CNY	3,791	547,000	550,403	(3,403)
Expiring 07/15/09	CNY	7,447	1,066,000	1,064,747	1,253
Euro,
Expiring 12/04/08	EUR	1,831	2,300,560	2,330,869	(30,309)
Indian Rupee,
Expiring 11/12/08	INR	42,202	856,748	853,419	3,329
Japanese Yen,
Expiring 11/05/08	JPY	216,147	2,117,800	2,194,289	(76,489)
Expiring 12/03/08	JPY	97,392	995,172	989,902	5,270
Russian Ruble,
Expiring 11/19/08	RUB	34,657	1,298,046	1,265,557	32,489

			$18,000,178	$17,419,648	$580,530

The Fund entered into interest rate swap agreements during the period ended October 31, 2008. Details of the interest rate swap agreements outstanding as of October 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (2)	12/17/13		$5,100	4.00%	3 Month LIBOR	$60,639
Barclays Capital (2)	12/17/15		2,300	5.00%	3 Month LIBOR	104,665
Citigroup, Inc. (1)	12/17/18		2,300	5.00%	3 Month LIBOR	(55,922)
Citigroup, Inc. (2)	12/17/13		5,000	4.00%	3 Month LIBOR	92,038
Goldman Sachs & Co. (1)	12/17/28		400	5.00%	3 Month LIBOR	(3,421)
Merrill Lynch & Co.(1)	12/17/18		4,000	5.00%	3 Month LIBOR	(101,079)
Merrill Lynch & Co.(1)	12/17/28		1,500	5.00%	3 Month LIBOR	(79,267)
Merrill Lynch & Co.(2)	12/17/13		5,100	4.00%	3 Month LIBOR	54,253
Morgan Stanley & Co. (1)	12/17/18		5,700	5.00%	3 Month LIBOR	(54,574)
Morgan Stanley & Co. (1)	12/17/23		4,000	5.00%	3 Month LIBOR	(243,002)
Morgan Stanley & Co. (2)	12/17/13		34,600	4.00%	3 Month LIBOR	371,426
Morgan Stanley & Co. (2)	12/17/38		600	5.00%	3 Month LIBOR	71,409
Goldman Sachs & Co. (2)	01/02/12	BRL	4,400	10.15%	Brazilian interbank lending rate	(289,322)
Merrill Lynch & Co.(2)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	(3,522)
Morgan Stanley & Co. (2)	01/02/12	BRL	4,200	10.12%	Brazilian interbank lending rate	(110,241)
UBS AG (2)	01/02/12	BRL	5,200	10.58%	Brazilian interbank lending rate	(275,679)
Barclays Capital (1)	09/17/18	EUR	600	5.00%	6 Month EURIBOR	(35,789)
Barclays Capital (1)	09/17/38	EUR	500	5.00%	6 Month EURIBOR	(54,557)
Barclays Capital (2)	12/17/10	EUR	100	5.50%	6 Month EURIBOR	4,736
Barclays Capital (2)	03/18/10	EUR	600	5.00%	6 Month EURIBOR	17,004
Deutsche Bank (1)	09/17/18	EUR	800	5.00%	6 Month EURIBOR	(31,897)
Deutsche Bank (2)	09/17/10	EUR	3,400	5.00%	6 Month EURIBOR	117,344
Deutsche Bank (2)	06/15/13	EUR	100	4.00%	6 Month EURIBOR	(1,263)
Deutsche Bank (2)	09/15/10	EUR	4,400	5.50%	6 Month EURIBOR	133,367
Goldman Sachs & Co. (1)	09/17/18	EUR	100	5.00%	6 Month EURIBOR	(5,036)
Goldman Sachs & Co. (1)	03/18/39	EUR	600	5.00%	6 Month EURIBOR	(54,379)
Goldman Sachs & Co. (2)	03/18/10	EUR	1,400	5.00%	6 Month EURIBOR	39,728
Morgan Stanley & Co. (2)	12/17/10	EUR	1,600	5.50%	6 Month EURIBOR	79,971
UBS AG (2)	10/15/10	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,530
Barclays Capital (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(14,923)
Barclays Capital (2)	09/15/10	GBP	2,500	5.00%	6 Month LIBOR	94,046
Deutsche Bank (1)	06/15/37	GBP	1,100	4.25%	6 Month LIBOR	(57,779)
Goldman Sachs & Co. (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(14,375)
Goldman Sachs & Co. (2)	09/17/11	GBP	1,000	4.50%	6 Month LIBOR	26,635
Morgan Stanley & Co. (1)	06/15/37	GBP	400	4.25%	6 Month LIBOR	(20,456)
Barclays Capital (1)	12/17/17	JPY	10,000	2.00%	6 Month LIBOR	(3,872)
Deutsche Bank (1)	12/17/17	JPY	60,000	2.00%	6 Month LIBOR	(23,559)

						$(263,123)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the period ended October 31, 2008. Details of the credit default swap agreements outstanding as of October 31, 2008 were as follows:

Buy Protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$733
Citigroup, Inc. (1)	06/20/15	500	0.62%	American Electric Power, 5.25%, due 06/01/15	2,690
UBS AG(1)	12/20/08	300	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(203)
UBS AG(1)	06/20/17	500	0.56%	Cardinal Health Inc., 6.00%, due 06/15/17	6,826
Deutsche Bank (1)	06/20/18	2,000	0.86%	Citigroup, Inc., due 6.125%, due 05/15/18	158,365
Bank of America Securities LLC (1)	03/20/18	2,000	1.83%	Con-way, Inc., 7.25%, due 01/15/18	233,428
Barclays Bank PLC(1)	09/20/11	200	0.58%	DaimlerChrysler, 5.75%, due 09/08/11	15,960
Barclays Bank PLC(1)	12/20/11	600	0.75%	Dow Jones CDX HVOL7 Index	64,305
Barclays Bank PLC (1)	06/20/13	500	5.00%	Dow Jones CDX HY10 Index	68,000
UBS AG(1)	06/20/13	400	5.00%	Dow Jones CDX HY10 Index	54,629
Merrill Lynch & Co.(1)	12/20/11	300	0.00%	Dow Jones CDX HY7 Index	125,612
Merrill Lynch & Co.(1)	06/20/12	294	2.75%	Dow Jones CDX HY8 Index	39,197
Deutsche Bank (1)	06/20/18	1,659	1.50%	Dow Jones CDX IG10 10Y Index	67,516
Goldman Sachs & Co. (1)	06/20/18	4,490	1.50%	Dow Jones CDX IG10 10Y Index	258,399
Morgan Stanley & Co. (1)	06/20/18	4,392	1.50%	Dow Jones CDX IG10 10Y Index	223,042
Deutsche Bank (1)	06/20/13	1,269	1.55%	Dow Jones CDX IG10 5Y Index	35,171
Goldman Sachs (1)	06/20/13	4,978	1.55%	Dow Jones CDX IG10 5Y Index	53,033
Morgan Stanley & Co. (1)	06/20/13	195	1.55%	Dow Jones CDX IG10 5Y Index	5,444
Morgan Stanley & Co. (1)	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	118,559
Morgan Stanley & Co. (1)	12/20/12	2,100	0.14%	Dow Jones CDX IG5 Index	355,659
Goldman Sachs (1)	12/20/17	1,659	0.80%	Dow Jones CDX IG9 10Y Index	96,023
Morgan Stanley & Co. (1)	12/20/17	1,562	0.80%	Dow Jones CDX IG9 10Y Index	79,823
Barclays Bank PLC (1)	12/20/17	1,074	0.80%	Dow Jones CDX IG9 10Y Index	67,782
Merrill Lynch & Co.(1)	12/20/17	195	0.80%	Dow Jones CDX IG9 10Y Index	10,751
Goldman Sachs (1)	12/20/12	488	0.60%	Dow Jones CDX IG9 5Y Index	18,896
JPMorgan Chase Bank (1)	12/20/11	971	1.65%	Dow Jones CDX XO7 Index	133,785
Bank of America Securities LLC (1)	12/20/08	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	29
Citigroup, Inc. (1)	12/20/08	200	0.28%	Eaton Corp., 5.75%, due 07/15/12	130
Morgan Stanley & Co. (1)	09/20/13	500	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(13,639)
Barclays Bank PLC(1)	12/20/08	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(40)
Morgan Stanley & Co.(1)	12/20/08	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(10)
Citigroup, Inc. (1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	81
Bear Stearns International Ltd. (1)	12/20/08	200	0.32%	Hewlett Packard Co., 6.50%, due 7/01/12	(104)
Merrill Lynch & Co.(1)	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(2)
Bank of America Securities LLC (1)	06/20/17	1,000	1.73%	Marriott International, 6.375%, due 06/15/17	145,723
Goldman Sachs (1)	03/20/18	1,000	1.02%	Nabors Industries, Inc., 6.15%, due 02/15/18	90,626
Bear Stearns International Ltd. (1)	12/20/12	500	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	48,675
Morgan Stanley & Co. (1)	06/20/16	300	0.39%	Omnicom, 5.90%, due 04/15/16	35,039
Deutsche Bank (1)	06/20/18	1,000	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	67,592
Citigroup, Inc. (1)	02/09/46	600	2.20%	Vertical CDO, Ltd., 7.01%, due 02/09/46	597,425
Goldman Sachs (1)	12/20/12	500	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	13,601
Citigroup, Inc. (1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	208
Barclays Bank PLC (1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(124)
Barclays Bank PLC (1)	03/20/12	100	0.21%	XL Capital, Ltd., 6.50%, due 01/15/12	23,729

					$3,302,364

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Sell Protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs (2)	12/20/12	$2,139	0.70%	Dow Jones CDX IG9 5Y Index	$5,277
Citigroup, Inc. (2)	06/20/12	4,000	2.11%	Dow Jones CDX HY8 Index	(490,778)
Morgan Stanley & Co. (2)	12/20/15	470	0.46%	Dow Jones CDX IG5 Index	(119,018)
Morgan Stanley & Co. (2)	12/20/15	1,500	0.46%	Dow Jones CDX IG5 Index	(379,393)
Barclays Bank PLC(2)	03/20/09	800	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	(17,123)

					$(1,001,035)

(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$57,072,899	$703,447
Level 2 - Other Significant Observable Inputs - Long	91,112,554	2,047,350
Level 2 - Other Significant Observable Inputs - Short	(3,067,750)	—
Level 3 - Significant Unobservable Inputs	4,707,365	5,277

Total	$149,825,068	$2,756,074

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of 7/31/08	$—	$25,228
Accrued discounts/premiums	(27)	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(118,160)	(19,951)
Net purchases (sales)	4,825,552	—
Transfers in and/or out of Level 3	—	—

Balance as of 10/31/08	$4,707,365	$5,277

Target Growth Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 92.7%
COMMON STOCKS 92.7%
Aerospace & Defense — 3.3%
1,200	AAR Corp.*	$19,188
275	Alliant Techsystems, Inc.*	22,660
2,112	Boeing Co. (The)	110,394
16,900	Empresa Brasileira de Aeronautica SA, ADR (Brazil)	353,548
29,965	General Dynamics Corp.	1,807,489
1,250	Goodrich Corp.	45,700
4,919	Honeywell International, Inc.	149,784
26,882	Lockheed Martin Corp.	2,286,314
925	Moog, Inc. (Class A Stock)*	32,486
2,600	MTU Aero Engines Holding AG (Germany)	50,151
20,911	Northrop Grumman Corp.	980,517
655	Raytheon Co.	33,477
500	Teledyne Technologies, Inc.*	22,785
1,800	Thales SA (France)	72,225
5,500	United Technologies Corp.	302,280

		6,288,998
Agriculture/Heavy Equipment
700	Universal Corp.	27,713

Air Freight & Couriers — 0.1%
3,600	FedEx Corp.	235,332

Air Freight & Logistics
650	Forward Air Corp.	17,011

Airlines — 0.1%
119,300	Air New Zealand Ltd. (New Zealand)	63,784
58,300	Qantas Airways Ltd. (Australia)	94,694
14,767	Singapore Airlines Ltd. (Singapore)	113,138
900	Southwest Airlines Co.	10,602

		282,218
Auto Components — 0.2%
21,750	Johnson Controls, Inc.	385,628
1,125	Sauer-Danfoss, Inc.	11,531

		397,159
Auto/Trucks Parts & Equipment — 0.1%
7,300	Nifco, Inc. (Japan)	107,293

Automobile Manufacturers — 0.7%
2,800	DaimlerChrysler AG (Germany)	94,920
700	Ford Motor Co.*	1,533
47,000	Fuji Heavy Industries Ltd. (Japan)	165,330
12,000	Honda Motor Co. Ltd. (Japan)	298,385
34,500	Nissan Motor Co. Ltd. (Japan)	171,341
1,500	PSA Peugeot Citroen SA (France)	40,027
1,000	Renault SA (France)	30,648
16,100	Toyota Motor Corp. (Japan)	628,720

		1,430,904

Automobiles — 0.1%
8,000	Harley-Davidson, Inc.	195,840

Automotive Parts — 0.2%
450	Autoliv, Inc. (Sweden)	9,612
1,200	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	61,765
200	Georg Fischer AG (Switzerland)*	44,845
26,000	GKN PLC (United Kingdom)	49,855
2,500	Valeo SA (France)	43,548
30,000	Yokohama Rubber Co. Ltd. (The) (Japan)	147,203

		356,828
Banking — 0.2%
25,000	Standard Chartered PLC (United Kingdom)	413,175
875	United Bankshares, Inc.	27,913

		441,088
Beverages — 1.0%
3,273	Anheuser-Busch Cos., Inc.	203,024
4,200	Carlsberg A/S (Class B Stock) (Denmark)	165,348
8,100	Coca-Cola Co. (The)	356,886
5,614	Coca-Cola Enterprises, Inc.	56,421
21,800	Foster’s Group Ltd. (Australia)	83,337
2,026	Hansen Natural Corp.*	51,298
550	Pepsi Bottling Group, Inc.	12,716
12,183	PepsiCo, Inc.	694,553
14,428	SABMiller PLC (United Kingdom)	229,171

		1,852,754
Biotechnology — 2.4%
3,312	Celgene Corp.*	212,829
30,125	Genentech, Inc.*	2,498,567
40,128	Gilead Sciences, Inc.*	1,839,869

		4,551,265
Building Materials — 0.1%
35,000	Sanwa Holdings Corp. (Japan)	116,115

Building Products
1,050	Texas Industries, Inc.	33,212

Business Services — 1.0%
609	Acxiom Corp.	4,787
5,082	Genpact Ltd. (Bermuda)*	39,792
3,235	ICON PLC, ADR (Ireland)*	82,072
1,225	Manpower, Inc.	38,134
10,564	MasterCard, Inc. (Class A Stock)	1,561,570
3,425	MPS Group, Inc.*	26,681
3,348	Total System Services, Inc.	46,002
1,550	URS Corp.*	45,554

		1,844,592

Cable Television — 0.5%
13,799	DIRECTV Group, Inc. (The)*	302,060
19,600	Rogers Communications, Inc. (Class B Stock) (Canada)	568,990

		871,050
Capital Markets — 0.2%
21,900	Morgan Stanley	382,593
1,500	Waddell & Reed Financial, Inc. (Class A Stock)	21,780

		404,373
Chemicals — 2.7%
8,727	Air Products & Chemicals, Inc.	507,300
1,307	Airgas, Inc.	50,136
120	Arkema (France)	2,747
26,000	Asahi Kasei Corp. (Japan)	97,797
5,600	BASF SE (Germany)	184,876
588	CF Industries Holdings, Inc.	37,744
2,500	Ciba Holding AG (Switzerland)	104,070
10,600	Clariant AG (Switzerland)*	65,761
482	Cytec Industries, Inc.	13,650
35,700	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	79,092
60,366	Dow Chemical Co. (The)	1,609,961
1,000	E.I. du Pont de Nemours & Co.	32,000
5,300	Eastman Chemical Co.	214,067
1,263	Ecolab, Inc.	47,059
340	Givaudan SA (Switzerland)	231,681
1,500	Koninklijke DSM NV (Netherlands)	41,773
3,570	Macrovision Solutions Corp.*	39,556
952	Minerals Technologies, Inc.	54,035
22,000	Nippon Shokubai Co. Ltd. (Japan)	127,492
2,215	Polypore International, Inc.*	18,894
8,600	PPG Industries, Inc.	426,388
16,410	Praxair, Inc.	1,069,111
1,330	Quaker Chemical Corp.	25,443
700	Rohm & Haas Co.	49,245
1,925	Scotts Miracle-Gro Co. (The) (Class A Stock)	50,281
1,515	Terra Industries, Inc.	33,315
900	Valspar Corp.	18,405

		5,231,879
Clothing & Apparel — 0.5%
3,667	Coach, Inc.*	75,540
550	Hanesbrands, Inc.*	9,608
11,355	NIKE, Inc. (Class B Stock)	654,389
1,800	Phillips-Van Heusen Corp.	44,118
300	Polo Ralph Lauren Corp.	14,151
2,300	VF Corp.	126,730

		924,536
Commercial Banks — 2.7%
6,600	Allied Irish Banks PLC (Ireland)	35,156
150,990	Bank of America Corp.	3,649,428
14,600	Bank of Ireland (Ireland)	43,110
15,420	Bank of New York Mellon Corp. (The)	502,692

650	Cullen / Frost Bankers, Inc.	36,381
3,000	Fifth Third Bancorp	32,550
3,100	Huntington Bancshares, Inc.	29,295
33,700	Intesa Sanpaolo SpA (Italy)	123,338
5,800	KeyCorp	70,934
1,250	M&T Bank Corp.	101,375
7,000	National City Corp.	18,900
750	Prosperity Bancshares, Inc.	24,908
34,748	Royal Bank of Scotland Group PLC (United Kingdom)	38,275
1,100	Societe Generale (France)	59,956
100	Synovus Financial Corp.	1,033
500	Verwaltungs und Privat Bank AG (Liechtenstein)	69,361
58,900	Wachovia Corp.	377,549

		5,214,241
Commercial Services — 0.6%
12,985	Accenture Ltd. (Class A Stock) (Bermuda)	429,154
1,730	American Public Education, Inc.*	76,587
2,285	Corrections Corp. of America*	43,666
15,150	Domtar Corp. (Canada)*	37,572
3,730	GEO Group, Inc. (The)*	65,872
1,038	Healthcare Services Group, Inc.	17,181
2,056	ITT Educational Services, Inc.*	180,208
1,675	Moody’s Corp.	42,880
1,400	Paychex, Inc.	39,956
250	Team, Inc.*	6,943
1,703	United Rentals, Inc.*	17,456
4,055	Waste Connections, Inc.*	137,262

		1,094,737
Commercial Services & Supplies — 0.4%
1,553	Hewitt Associates, Inc. (Class A Stock)*	43,313
414	HNI Corp.	7,585
2,560	Monster Worldwide, Inc.*	36,454
21,600	Waste Management, Inc.	674,568

		761,920
Communications Equipment — 0.1%
83,700	Alcatel-Lucent, ADR (France)*	215,109

Computer Hardware — 2.3%
19,440	Apple, Inc.*(c)	2,091,550
1,009	Applied Biosystems, Inc.	31,108
900	Computer Sciences Corp.*	27,144
7,746	Dell, Inc.*	94,114
28,973	Hewlett-Packard Co.	1,109,086
392	Imation Corp.	4,829
8,091	International Business Machines Corp.	752,220
15,071	Logitech International SA (Switzerland)*	224,686
6,901	Seagate Technology (Cayman Islands)	46,720
3,875	Western Digital Corp.*	63,938

		4,445,395
Computer Networking
8,066	Brocade Communications Systems, Inc.*	30,409

Computer Services & Software — 1.7%
2,633	Advent Software, Inc.*	49,342
2,845	Autodesk, Inc.*	60,627
2,908	Cadence Design Systems, Inc.*	11,836
6,965	Compellent Technologies, Inc.*	75,918
15,626	EMC Corp.*	184,074
1,725	Factset Research Systems, Inc.	66,913
2,174	Global Payments, Inc.	88,069
1,435	Hansen Medical, Inc.*	13,360
3,449	Mentor Graphics Corp.*	25,316
705	MICROS Systems, Inc.*	12,006
96,840	Microsoft Corp.	2,162,437
5,535	Netezza Corp.*	53,690
2,344	salesforce.com*	72,570
11,471	SAP AG (Germany)	401,614
4,400	TietoEnator Oyj (Finland)	48,798

		3,326,570
Computers — 0.1%
8,708	NetApp, Inc.*	117,819
2,550	SanDisk Corp.*	22,670
3,630	Sun Microsystems, Inc.*	16,698

		157,187
Conglomerates
1,850	Cooper Industries Ltd. (Class A Stock)(Bermuda)	57,258
1,300	Textron, Inc.	23,010

		80,268
Construction — 0.1%
2,445	Armstrong World Industries, Inc.	47,995
700	Ciments Francais SA (France)	50,825
600	Granite Construction, Inc.	21,402
1,200	Hovnanian Enterprises, Inc. (Class A Stock)*	5,148
2,700	Lennar Corp. (Class A Stock)	20,898
150	Masco Corp.	1,523
700	Meritage Homes Corp.*	9,611
31,500	Taylor Wimpey PLC (United Kingdom)	5,140
1,850	Toll Brothers, Inc.*	42,772

		205,314
Construction & Engineering
1,956	Fluor Corp.	78,103
375	KHD Humboldt Wedag International Ltd. (Hong Kong)*	6,405

		84,508
Construction Materials
32,200	CSR Ltd. (Australia)	46,803
1,400	Herman Miller, Inc.	30,800

		77,603
Consumer Finance — 0.1%
4,237	American Express Co.	116,517
1,675	First Cash Financial Services, Inc.*	25,745

		142,262

Consumer Products & Services — 1.2%
924	Apollo Group, Inc. (Class A Stock)*	64,227
5,427	Avon Products, Inc.	134,752
982	Bare Escentuals, Inc.*	4,105
815	Church & Dwight Co., Inc.	48,158
4,005	Colgate-Palmolive Co.	251,354
1,100	Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	39,644
59,700	Pacific Brands Ltd. (Australia)	40,049
15,422	Procter & Gamble Co.	995,336
13,412	Reckitt Benckiser Group PLC (United Kingdom)	567,325
860	Ritchie Bros. Auctioneers, Inc. (Canada)	15,970
900	Snap-on, Inc.	33,255
2,455	Toro Co. (The)	82,586

		2,276,761
Containers & Packaging
250	Owens & Minor, Inc.	10,818
1,600	Pactiv Corp.*	37,696
825	Silgan Holdings, Inc.	38,395

		86,909
Distribution/Wholesale — 0.1%
26,800	Marubeni Corp. (Japan)	104,119
865	MWI Veterinary Supply, Inc.*	29,955
11,000	Sumitomo Corp. (Japan)	96,779
500	Watsco, Inc.	20,545

		251,398
Diversified — 0.1%
1,250	Ameron International Corp.	58,750
3,050	Ventas, Inc.	109,983

		168,733
Diversified Financial Services — 1.3%
241	Ameriprise Financial, Inc.	5,206
56,775	JPMorgan Chase & Co.	2,341,969
14,700	Redecard SA (Brazil)	159,518

		2,506,693
Diversified Operations — 0.3%
2,700	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	49,815
6,801	LVMH Moet Hennessy Louis Vuitton SA (France)	452,566
5,000	Mitsui & Co. Ltd. (Japan)	48,447

		550,828
Diversified Telecommunication Services — 1.0%
65,500	Verizon Communications, Inc.	1,943,385

Drugs & Healthcare
800	IMS Health, Inc.	11,472

Electric
822	Mirant Corp.*	14,401
1,650	Progress Energy, Inc.	64,961

		79,362
Electric Utilities — 1.7%
28,800	Edison International	1,024,992
1,500	Entergy Corp.	117,075
17,673	Exelon Corp.	958,584
15,202	Fortum Oyj (Finland)	373,605
11,650	FPL Group, Inc.	550,346
2,600	Pepco Holdings, Inc.	53,690
9,850	Sierra Pacific Resources	81,656
1,545	Westar Energy, Inc.	30,112

		3,190,060
Electrical Equipment
125	Regal-Beloit Corp.	4,070
425	Smith (A.O.) Corp.	13,409

		17,479
Electronic Components — 0.6%
2,138	Activision Blizzard, Inc.*	26,639
1,300	Checkpoint Systems, Inc.*	16,393
1,270	Dolby Laboratories, Inc. (Class A Stock)*	40,094
3,205	Eagle Test Systems, Inc.*	48,523
11,538	Emerson Electric Co.	377,639
2,200	FLIR Systems, Inc.*	70,620
8,100	LSI Corp.*	31,185
12,000	Matsushita Electric Industrial Co. Ltd. (Japan)	193,245
6,100	Sanmina-SCI Corp.*	4,575
13,475	TT Electronics PLC (United Kingdom)	10,262
4,270	Universal Electronics, Inc.*	90,225
6,837	Vestas Wind Systems A/S (Denmark)*	280,044

		1,189,444
Electronic Components & Equipment — 0.3%
275	Belden CDT, Inc.	5,731
4,100	Coherent, Inc.*	103,730
5,600	Fanuc Ltd. (Japan)	373,120
1,900	OYO Geospace Corp.*	54,473

		537,054
Electronic Equipment & Instruments — 0.3%
12,100	Alps Electric Co. Ltd. (Japan)	66,565
560	Itron, Inc.*	27,149
3,223	Tech Data Corp.*	69,133
23,175	Tyco Electronics Ltd. (Bermuda)	450,522

		613,369
Energy Equipment & Services — 0.7%
2,949	Cameron International Corp.*	71,543
6,800	Diamond Offshore Drilling, Inc.	603,840
36,014	Halliburton Co.	712,717
446	Smith International, Inc.	15,378

		1,403,478

Entertainment & Leisure — 1.0%
3,395	Bally Technologies, Inc.*	75,199
16,815	Carnival PLC (United Kingdom)	369,787
484	DreamWorks Animation SKG, Inc. (Class A Stock)*	13,601
11,628	Hennes & Mauritz AB (Class B Stock) (Sweden)	416,973
13,436	Las Vegas Sands Corp.*	190,657
1,100	Life Time Fitness, Inc.*	20,944
5,600	Lions Gate Entertainment Corp. (Canada)*	39,200
2,572	NetFlix, Inc.*	63,683
1,496	Nintendo Co. Ltd. (Japan)	480,677
4,500	OPAP SA (Greece)	98,256
895	Penn National Gaming, Inc.*	17,238
4,650	Royal Caribbean Cruises Ltd.	63,054
9,335	Shuffle Master, Inc.*	36,033
9,600	Tabcorp Holdings Ltd. (Australia)	44,012
865	Vail Resorts, Inc.*	28,770
2,020	WMS Industries, Inc.*	50,500

		2,008,584
Environmental Services — 0.1%
2,700	Allied Waste Industries, Inc.*	28,134
27,000	Centennial Coal Co. Ltd. (Australia)	63,492

		91,626
Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	530
1,125	iShares Russell 2000 Value Index Fund	59,310

		59,840
Farming & Agriculture — 1.4%
25,100	AWB Ltd. (Australia)	43,897
4,871	Bunge Ltd.	187,095
111,891	Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	78,830
2,540	Intrepid Potash, Inc.*	55,220
25,825	Monsanto Co.	2,297,909

		2,662,951
Financial - Bank & Trust — 4.8%
1,950	Astoria Financial Corp.	37,089
3,100	Banche Popolari Unite ScpA (Italy)	52,297
13,200	Banco Bilbao Vizcaya Argentaria SA (Spain)	153,203
23,300	Banco Santander Central Hispano SA (Spain)	251,993
3,467	Banco Santander SA (Spain)	38,091
27,600	Barclays PLC (United Kingdom)	79,118
3,150	BB&T Corp.	112,927
9,700	BNP Paribas (France)	700,353
23,500	Bradford & Bingley PLC (United Kingdom)*	—
105,903	China Merchants Bank Co. Ltd. (Class H Stock) (China)	162,248
10,300	Comerica, Inc.	284,177
5,800	Credit Agricole SA (France)	83,909

6,900	Credit Suisse Group AG (Switzerland)	258,018
3,200	Danske Bank A/S (Denmark)	47,371
3,200	Deutsche Bank AG (Germany)	119,542
3,400	Dexia NV/SA (Belgium)	18,084
1,500	East West Bancorp, Inc.	26,025
5,600	Fortis (Belgium)	6,488
11,378	Goldman Sachs Group, Inc. (The)	1,052,465
30,169	HBOS PLC (United Kingdom)	49,400
814	Hudson City Bancorp, Inc.	15,311
173	IntercontinentalExchange, Inc.*	14,802
15,500	Lloyds TSB Group PLC (United Kingdom)	50,098
14,668	National Bank of Greece SA (Greece)	322,231
5,000	Natixis SA (France)	11,073
5,900	Nordea Bank AB (Sweden)	47,289
1,100	Pacific Capital Bancorp	21,604
6,134	Regions Financial Corp.	68,026
4,729	State Street Corp.	205,002
1,000	Sterling Financial Corp.	8,490
700	SunTrust Banks, Inc.	28,098
3,350	TCF Financial Corp.	59,429
47,233	U.S. Bancorp	1,408,016
99,933	Wells Fargo & Co.	3,402,719
2,100	Zions Bancorp	80,031

		9,275,017
Financial Services — 3.2%
659	BlackRock, Inc.	86,553
7,087	Broadridge Financial Solutions, Inc.	85,753
473	Calamos Asset Management, Inc. (Class A Stock)	3,883
4,900	Capital One Financial Corp.	191,688
74,550	Citigroup, Inc.	1,017,608
581	CME Group, Inc.	163,929
13,100	DnB NOR ASA (Norway)	75,919
6,902	Eaton Vance Corp.	151,844
1,445	FCStone Group, Inc.*	8,598
1,442	Federated Investors, Inc. (Class B Stock)	34,896
2,645	First Commonwealth Financial Corp.	29,174
21,410	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	217,115
2,920,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,373,920
1,374	Invesco Ltd.	20,486
1,730	Investment Technology Group, Inc.*	35,309
10,900	Irish Life & Permanent PLC (Ireland)	37,285
1,600	Jefferies Group, Inc.	25,328
2,600	Marshall & Ilsley Corp.	46,878
9,250	Merrill Lynch & Co., Inc.	171,958
1,800	Muenchener Rueckversicherungs AG (Germany)	233,676
2,450	PNC Financial Services Group, Inc.	163,342
2,897	Raymond James Financial, Inc.	67,471
5,105	SEI Investments Co.	90,256
200	Student Loan Corp. (The)	7,300
1,445	SVB Financial Group*	74,345
2,510	T. Rowe Price Group, Inc.	99,245
4,750	TD Ameritrade Holding Corp.*	63,128
3,379	Teradata Corp.*	52,003
24,898	Visa, Inc. (Class A Stock)	1,378,104
7,621	Western Union Co. (The)	116,297

		6,123,291

Financials — 0.1%
3,869	NYSE Euronext, Inc.	116,766

Food — 1.2%
5,600	Archer-Daniels-Midland Co.	116,088
1,459	Corn Products International, Inc.	35,483
11,800	Dairy Crest Group PLC (United Kingdom)	58,955
3,400	General Mills, Inc.	230,316
7,800	Groupe Danone (France)	434,311
850	Kellogg Co.	42,857
14,850	Kraft Foods, Inc. (Class A Stock)	432,729
18,100	Nestle SA (Switzerland)	703,855
46,600	Northern Foods PLC (United Kingdom)	36,456
550	Ralcorp Holdings, Inc.*	37,224
2,850	SYSCO Corp.	74,670
10,300	Tate & Lyle PLC (United Kingdom)	61,233
725	TreeHouse Foods, Inc.*	21,938
12,650	Tyson Foods, Inc. (Class A Stock)	110,561

		2,396,676
Food & Drug Retailers — 1.0%
62,589	CVS/Caremark Corp.	1,918,353

Food & Staples Retailing — 0.5%
45,650	Safeway, Inc.	970,975

Forest Products — 0.1%
4,200	HCP, Inc.	125,706

Furniture
9,300	Electrolux AB (Class B Stock) (Sweden)	85,618

Gas Utilities
1,275	Atmos Energy Corp.	30,944

Healthcare Equipment & Supplies — 0.2%
2,032	Baxter International, Inc.	122,916
4,075	Cutera, Inc.*	34,678
667	Edwards Lifesciences Corp.*	35,244
1,748	Hologic, Inc.*	21,396
5,905	Thoratec Corp.*	145,381
2,342	Varian Medical Systems, Inc.*	106,584

		466,199
Healthcare Providers & Services — 0.3%
905	Amedisys, Inc.*	51,051
2,290	Brookdale Senior Living, Inc.	19,740
1,250	Cardinal Health, Inc.	47,750
12,750	CIGNA Corp.	207,825
1,323	Express Scripts, Inc.*	80,187
1,125	inVentiv Health, Inc.*	10,654
875	LHC Group, Inc.*	30,870
675	Lincare Holdings, Inc.*	17,786
3,122	McKesson Corp.	114,858

		580,721

Healthcare Services — 0.4%
3,850	Aetna, Inc.	95,750
1,100	AMERIGROUP Corp.*	27,500
250	AmSurg Corp.*	6,235
4,985	Animal Health International, Inc.*	32,153
2,900	Astellas Pharma, Inc. (Japan)	116,808
4,856	Biogen Idec, Inc.*	206,623
5,620	Centene Corp.*	105,881
700	Covance, Inc.*	35,000
1,598	DENTSPLY International, Inc.	48,547
1,550	Healthspring, Inc.*	25,606
1,300	Healthways, Inc.*	13,130
652	Hill-Rom Holdings, Inc.	14,840
525	Patterson Cos., Inc.*	13,298
1,680	Pediatrix Medical Group, Inc.*	64,932
1,200	Sunrise Senior Living, Inc.*	3,624

		809,927
Hotels, Restaurants & Leisure — 3.7%
22,100	Carnival Corp.	561,340
400	Choice Hotels International, Inc.	10,936
3,800	International Game Technology	53,200
74,550	McDonald’s Corp.	4,318,682
683	Panera Bread Co. (Class A Stock)*	30,817
1,500	Wyndham Worldwide Corp.	12,285
15,985	Wynn Resorts Ltd.	965,494
42,432	Yum! Brands, Inc.	1,230,952

		7,183,706
Household Durables — 0.2%
7,400	Alpine Electronics, Inc. (Japan)	65,097
6,600	Fortune Brands, Inc.	251,724
1,700	Newell Rubbermaid, Inc.	23,375
550	Stanley Works (The)	18,007

		358,203
Household Products — 0.4%
12,150	Kimberly-Clark Corp.	744,674

Independent Power Producers & Energy Traders — 0.1%
3,966	NRG Energy, Inc.*	92,210

Industrial Conglomerates — 0.5%
9,082	3M Co.	583,973
25,352	CITIC Pacific Ltd. (Hong Kong)	20,618
225	Teleflex, Inc.	11,923
13,666	Tyco International Ltd. (Bermuda)	345,476

		961,990
Industrial Products — 0.1%
1,000	Harsco Corp.	23,670
49,200	Kurabo Industries Ltd. (Japan)	69,895

		93,565

Information Technology Products & Services — 0.1%
6,983	Ingram Micro, Inc. (Class A Stock) (Class A Stock)*	93,083

Insurance — 3.5%
11,800	Aegon NV (Netherlands)	49,031
33,050	Allstate Corp. (The)	872,189
750	American Financial Group, Inc.	17,047
11,900	American International Group, Inc.	22,729
2,150	AON Corp.	90,945
1,100	Aspen Insurance Holdings Ltd. (Bermuda)	25,256
1,850	Assurant, Inc.	47,138
10,500	Aviva PLC (United Kingdom)	62,633
22,100	AXA SA (France)	422,200
3,250	AXIS Capital Holdings Ltd. (Bermuda)	92,560
1,700	Baloise Holding AG (Switzerland)	90,890
147,800	China Life Insurance Co. Ltd. (Class H Stock) (China)	394,980
2,150	Chubb Corp.	111,413
1,900	Delphi Financial Group, Inc. (Class A Stock)	29,925
2,085	Fidelity National Financial, Inc. (Class A Stock)	18,786
980	First American Corp.	20,002
1,325	Gallagher, (Arthur J.) & Co.	32,277
28,700	Genworth Financial, Inc. (Class A Stock)	138,908
4,600	Hanover Insurance Group, Inc. (The)	180,550
2,300	Hartford Financial Service Group, Inc. (The)	23,736
2,037	HCC Insurance Holdings, Inc.	44,936
10,500	ING Groep NV, ADR (Netherlands)	98,494
1,100	IPC Holdings Ltd. (Bermuda)	30,371
56,600	Legal & General Group PLC (United Kingdom)	65,095
3,500	Lincoln National Corp.	60,340
1,100	Loews Corp.	36,531
33,841	MetLife, Inc.	1,124,198
49,800	Old Mutual PLC (United Kingdom)	40,327
464	OneBeacon Insurance Group Ltd.	6,403
150	PartnerRe Ltd. (Bermuda)	10,153
1,200	Philadelphia Consolidated Holding Corp.*	70,188
450	Principal Financial Group, Inc.	8,546
700	Protective Life Corp.	5,845
332	Reinsurance Group of America, Inc. (Class A Stock)*	12,397
1,950	RenaissanceRe Holdings Ltd. (Bermuda)	89,505
900	State Auto Financial Corp.	23,706
10,893	Swiss Reinsurance (Switzerland)	454,278
23,250	Travelers Cos., Inc. (The)	989,287
1,025	United Fire & Casualty Co.	23,749
11,150	Unum Group	175,612
700	W.R. Berkely Corp.	18,389
34,850	XL Capital Ltd. (Class A Stock) (Bermuda)	338,045
1,000	Zurich Financial Services AG (Switzerland)	202,878

		6,672,468
Internet Services — 1.0%
800	Digital River, Inc.*	19,824
3,250	Expedia, Inc.*	30,908
3,200	Google, Inc. (Class A Stock)*	1,149,952
35,897	Intel Corp.	574,352
3,260	Internet Capital Group, Inc.*	18,647
2,055	Switch & Data Facilities Co., Inc.*	19,358
2,945	Symantec Corp.*	37,048
10,615	TIBCO Software, Inc.*	54,667

		1,904,756

Internet Software & Services — 0.6%
1,702	Amazon.com, Inc.*	97,423
21,941	eBay, Inc.*	335,039
27,460	Oracle Corp.*	502,243
726	Sohu.com, Inc. (China)*	39,887
3,452	VeriSign, Inc.*	73,182
6,034	Yahoo!, Inc.*	77,356

		1,125,130
IT Services — 0.1%
625	CACI International, Inc. (Class A Stock)*	25,738
3,615	SRA International, Inc. (Class A Stock)*	66,805

		92,543
Machinery — 0.9%
450	Actuant Corp. (Class A Stock)	8,069
3,526	AGCO Corp.*	111,140
3,070	Bucyrus International, Inc.	74,079
15,991	Caterpillar, Inc.	610,376
1,345	CIRCOR International, Inc.	41,224
1,250	Dover Corp.	39,713
348	Flowserve Corp.	19,808
775	General Cable Corp.*	13,237
4,400	Heidelberger Druckmaschinen AG (Germany)	41,241
325	Kaydon Corp.	10,858
1,191	Lincoln Electric Holdings, Inc.	51,392
22,250	PACCAR, Inc.	650,590
1,925	RBC Bearings, Inc.*	45,680
300	Rieter Holding AG (Switzerland)	51,983
375	Rofin-Sinar Technologies, Inc.*	8,359

		1,777,749
Machinery & Equipment — 0.1%
2,973	Deere & Co.	114,639
1,739	Graco, Inc.	43,005
125	Nordson Corp.	4,616
285	SPX Corp.	11,041
8,600	Volvo AB (Class B Stock) (Sweden)	44,941

		218,242
Machinery - Construction & Mining — 0.1%
19,549	Komatsu Ltd. (Japan)	214,915

Manufacturing — 0.8%
268	AptarGroup, Inc.	8,126
800	Danaher Corp.	47,392
1,850	Eaton Corp.	82,510
70,100	General Electric Co.	1,367,651
2,300	Hexcel Corp.*	30,360

		1,536,039

Marine
1,000	Eagle Bulk Shipping, Inc.	9,970

Materials — 0.1%
2,500	Potash Corp. of Saskatchewan, Inc. (Canada)	213,150

Media — 1.0%
46,636	CBS Corp. (Class B Stock)	452,835
1,239	DISH Network Corp. (Class A Stock)*	19,502
8,285	Entravision Communications Corp. (Class A Stock)*	15,659
15,450	News Corp. (Class A Stock)	164,388
74,531	Time Warner, Inc.	752,018
19,138	Walt Disney Co. (The)	495,674
50	Wiley, (John) & Sons, Inc. (Class A Stock)	1,739

		1,901,815
Medical Supplies & Equipment — 1.1%
1,323	Bard (C.R.), Inc.	116,755
450	Becton, Dickinson and Co.	31,230
13,619	Boston Scientific Corp.*	122,980
5,245	Covidien Ltd.	232,301
804	Gen-Probe, Inc.*	37,836
1,100	IDEXX Laboratories, Inc.*	38,709
1,006	Invitrogen Corp.*	28,963
10,465	Medtronic, Inc.	422,053
1,435	Mentor Corp.	24,252
635	Myriad Genetics, Inc.*	40,062
11,181	PDL BioPharma, Inc.	109,015
2,780	Quality Systems, Inc.	107,002
490	ResMed, Inc.*	16,787
46,400	Smith & Nephew PLC (United Kingdom)	424,854
1,670	St. Jude Medical, Inc.*	63,510
1,630	SurModics, Inc.*	43,195
1,860	Vital Images, Inc.*	24,273
3,450	WellPoint, Inc.*	134,101
1,600	Zimmer Holdings, Inc.*	74,288

		2,092,166
Metals & Mining — 0.9%
32,563	Alcoa, Inc.	374,800
3,024	Alpha Natural Resources, Inc.*	108,168
23,600	BlueScope Steel Ltd. (Australia)	69,412
16,000	Freeport-McMoRan Copper & Gold, Inc.*	465,600
2,474	Joy Global, Inc.	71,696
1,615	Northwest Pipe Co.*	46,399
7,900	Nucor Corp.	320,029
37,998	OZ Minerals Ltd. (Australia)	23,871
787	Peabody Energy Corp.	27,159
3,300	Rautaruukki Oyj (Finland)	53,856
300	Reliance Steel & Aluminum Co.	7,512
4,500	ThyssenKrupp AG (Germany)	85,233
1,300	Timken Co.	20,644
429	United States Steel Corp.	15,822

		1,690,201

Miscellaneous Manufacturing
9,900	AGFA-Gevaert NV (Belgium)*	41,435

Multi-Line Retail — 0.2%
4,693	Dollar Tree, Inc.*	178,428
8,500	JC Penney Co., Inc.	203,320
4,730	NEXT PLC (United Kingdom)	80,396

		462,144
Multi-Utilities — 0.3%
11,000	Dominion Resources, Inc.	399,080
1,250	Vectren Corp.	31,500
4,000	Wisconsin Energy Corp.	174,000

		604,580
Multimedia — 0.1%
5,000	Vivendi (France)	130,696

Office Electronics — 0.3%
60,000	Xerox Corp.	481,200

Office Equipment — 0.1%
8,600	OCE NV (Netherlands)	39,798
1,200	Pitney Bowes, Inc.	29,736
15,700	Ricoh Co. Ltd. (Japan)	168,964

		238,498
Oil & Gas — 0.6%
10,723	Hess Corp.	645,632
2,475	Murphy Oil Corp.	125,334
375	Oil States International, Inc.*	8,674
37,395	Rosneft Oil Co., GDR (Russia)	172,017
5,300	StatoilHydro ASA (Norway)	106,602

		1,058,259
Oil & Gas Equipment & Services
2,350	Pride International, Inc.*	44,157

Oil & Gas Exploration/Production — 0.1%
13,400	Gazprom OAO, ADR (Russia)	266,258

Oil, Gas & Consumable Fuels — 8.6%
2,308	Air Liquide (France)	199,169
5,400	Anadarko Petroleum Corp.	190,620
13,610	Apache Corp.	1,120,511
375	Arena Resources, Inc.*	11,430
7,701	Baker Hughes, Inc.	269,150
55,200	BP PLC (United Kingdom)	449,961
2,032	Cabot Oil & Gas Corp.	57,038
7,400	Canadian Natural Resources Ltd. (Canada)	373,407
3,800	Canadian Oil Sands Trust (Canada)	101,960
600	Chesapeake Energy Corp.	13,182
20,800	Chevron Corp.	1,551,680
1,600	Cimarex Energy Co.	64,736
875	Concho Resources, Inc.*	18,594
23,050	ConocoPhillips	1,199,061
570	Core Laboratories NV (Netherlands)	42,009

200	Cosmo Oil Co. Ltd. (Japan)	425
3,496	Devon Energy Corp.	282,687
1,550	El Paso Corp.	15,035
534	Encore Acquisition Co.*	16,634
11,500	ENI SpA (Italy)	274,484
809	EOG Resources, Inc.	65,464
800	Equitable Resources, Inc.	27,768
708	Exterran Holdings, Inc.*	15,866
33,367	Exxon Mobil Corp.	2,473,162
3,410	FMC Technologies, Inc.*	119,316
1,159	Headwaters, Inc.*	12,285
2,115	Lufkin Industries, Inc.	110,657
36,000	Marathon Oil Corp.	1,047,600
1,280	McMoRan Exploration Co.*	18,163
29,500	Nippon Oil Corp. (Japan)	121,091
10,000	Norsk Hydro ASA (Norway)	41,783
9,602	Occidental Petroleum Corp.	533,295
800	ONEOK, Inc.	25,520
27,640	Petroleo Brasileiro SA, ADR (Brazil)	743,240
430	Petroleum Development Corp.*	8,905
900	Petroquest Energy, Inc.*	8,955
1,950	Pioneer Natural Resources Co.	54,269
6,500	Repsol YPF SA (Spain)	123,603
18,000	Royal Dutch Shell PLC (Class B Stock) (Netherlands)	488,011
14,000	Royal Dutch Shell PLC, ADR (Netherlands)	774,060
30,432	Schlumberger Ltd. (Netherlands)	1,571,813
115	SEACOR Holdings, Inc.*	7,725
1,935	St. Mary Land & Exploration Co.	48,162
3,845	Sunoco, Inc.	117,273
1,000	Swift Energy Co.*	32,080
5,830	Tesoro Corp.	56,376
2,000	Total SA (France)	110,027
14,013	Transocean, Inc.*	1,153,690
1,094	Ultra Petroleum Corp.*	50,926
10,200	Valero Energy Corp.	209,916
3,252	W&T Offshore, Inc.	62,341
1,150	XTO Energy, Inc.	41,343

		16,526,458
Paper & Forest Products — 0.2%
42,200	DS Smith PLC (United Kingdom)	45,271
15,200	International Paper Co.	261,744
1,075	Owens-Illinois, Inc.*	24,596
2,250	Weyerhaeuser Co.	85,995

		417,606
Pharmaceuticals — 6.8%
7,422	Abbott Laboratories	409,323
1,377	Allergan, Inc.	54,626
7,100	American Medical Systems Holdings, Inc.*	76,822
3,466	AmerisourceBergen Corp.	108,382
7,050	Amgen, Inc.*	422,224
9,300	AstraZeneca PLC (United Kingdom)	394,120
1,050	BioMarin Pharmaceutical, Inc.*	19,236
29,231	Bristol-Myers Squibb Co.	600,697

2,450	Cubist Pharmaceuticals, Inc.*	62,205
36,330	Eli Lilly & Co.	1,228,681
3,700	Forest Laboratories, Inc.*	85,951
10,200	GlaxoSmithKline PLC (United Kingdom)	196,084
6,800	H. Lundbeck A/S (Denmark)	121,479
4,546	Herbalife Ltd.	111,059
23,025	Johnson & Johnson	1,412,353
6,945	Medco Health Solutions, Inc.*	263,563
42,754	Merck & Co., Inc.	1,323,236
7,000	Novartis AG (Switzerland)	355,306
14,800	Novo Nordisk A/S (Class B Stock) (Denmark)	793,327
111,239	Pfizer, Inc.	1,970,043
1,600	Pharmaceutical Product Development, Inc.	49,568
4,473	Roche Holding AG (Switzerland)	684,042
5,600	Sanofi-Aventis SA (France)	354,800
10,887	Schering-Plough Corp.	157,753
19,506	Teva Pharmaceutical Industries Ltd., ADR (Israel)	836,417
33,339	Wyeth	1,072,849

		13,164,146
Pipelines
1,750	Spectra Energy Corp.	33,828

Professional Services
775	Watson Wyatt Worldwide, Inc. (Class A Stock)	32,914

Real Estate
36,100	Beazley Group PLC (United Kingdom)	61,546
133,045	Country Garden Holdings Co. Ltd. (China)	23,633

		85,179
Real Estate Investment Trusts — 0.7%
700	Alexandria Real Estate Equities, Inc.	48,664
316	AMB Property Corp.	7,593
459	Apartment Investment & Management Co. (Class A Stock)	6,715
609	AvalonBay Communities, Inc.	43,251
500	Boston Properties, Inc.	35,440
300	Brandywine Realty Trust	2,592
900	Camden Property Trust	30,339
900	Colonial Properties Trust	9,486
3,250	DCT Industrial Trust, Inc.	16,023
450	EastGroup Properties, Inc.	15,066
589	Essex Property Trust, Inc.	57,310
3,408	General Growth Properties, Inc.	14,109
1,200	Highwoods Properties, Inc.	29,784
2,000	Hospitality Properties Trust	20,300
900	Jones Lang LaSalle, Inc.	29,628
961	Kilroy Realty Corp.	30,896
4,150	Liberty Property Trust	98,977
2,584	Macerich Co. (The)	76,021
3,300	MFA Mortgage Investments, Inc.	18,150
3,865	Nationwide Health Properties, Inc.	115,332
13,000	ProLogis	182,000
1,150	Realty Income Corp.	26,588
1,900	Senior Housing Properties Trust	36,423
4,886	Simon Property Group, Inc.	327,509

900	Taubman Centers, Inc.	29,898
1,100	Vornado Realty Trust	77,605
750	Weingarten Realty Investors	15,338

		1,401,037
Restaurants
3,795	BJ’s Restaurants, Inc.*	33,737
1,050	Brinker International, Inc.	9,765
810	Red Robin Gourmet Burgers, Inc.*	12,304
2,400	Wendy’s / Arby’s Group, Inc. (Class A Stock)	8,688

		64,494
Retail & Merchandising — 3.1%
500	Abercrombie & Fitch Co. (Class A Stock)	14,480
2,518	Big Lots, Inc.*	61,515
7,626	BJ’s Wholesale Club, Inc.*	268,435
4,562	Carrols Restaurant Group, Inc.*	9,261
2,619	Cash America International, Inc.	92,634
22,773	Costco Wholesale Corp.	1,298,289
900	Darden Restaurants, Inc.	19,953
69,600	DSG International PLC (United Kingdom)	36,233
4,872	Family Dollar Stores, Inc.	131,106
2,476	GameStop Corp. (Class A Stock)*	67,818
3,805	Genesco, Inc.*	94,402
65,102	Lowe’s Cos., Inc.	1,412,713
2,700	Rallye SA (France)	54,686
2,425	School Specialty, Inc.*	50,925
2,450	Sonic Corp.*	26,215
3,450	Staples, Inc.	67,033
15,756	Target Corp.	632,131
1,856	TJX Cos., Inc.	49,667
122,900	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	330,471
22,635	Wal-Mart Stores, Inc.	1,263,259

		5,981,226
Retailers - Food & Drug — 0.1%
9,722	Kroger Co. (The)	266,966

Road & Rail — 0.2%
5,277	Burlington Northern Santa Fe Corp.	469,970
1,673	YRC Worldwide, Inc.*	7,662

		477,632
Semiconductor Components — 0.1%
125,900	ARM Holdings PLC (United Kingdom)	196,294

Semiconductors — 0.4%
2,369	Altera Corp.	41,102
390	ATMI, Inc.*	4,743
150	First Solar, Inc.*	21,555
800	KLA-Tencor Corp.	18,600
1,350	Lam Research Corp.*	30,186
4,019	Marvell Technology Group Ltd. (Bermuda)*	27,972
1,075	Microsemi Corp.*	23,371
1,457	QLogic Corp.*	17,513
21,984	Texas Instruments, Inc.	430,007
600	Varian Semiconductor Equipment Associates, Inc.*	11,772
4,198	Xilinx, Inc.	77,327

		704,148

Semiconductors & Semiconductor Equipment — 0.1%
3,755	Advanced Energy Industries, Inc.*	40,066
9,045	Advanced Micro Devices, Inc.*	31,658
2,129	Applied Materials, Inc.	27,485
5,374	Broadcom Corp. (Class A Stock)*	91,788
1,459	Linear Technology Corp.	33,090

		224,087
Software — 0.8%
7,443	Adobe Systems, Inc.*	198,282
2,880	ANSYS, Inc.*	82,454
11,100	BMC Software, Inc.*	286,602
42,305	CA, Inc.	753,029
1,665	Cerner Corp.*	61,988
7,780	Eclipsys Corp.*	115,533
1,400	Sybase, Inc.*	37,282
1,575	Tyler Technologies, Inc.*	21,404
1,093	VMware, Inc. (Class A Stock)*	33,883

		1,590,457
Specialty Retail — 1.0%
2,130	Aaron Rents, Inc.	52,803
3,750	Advance Auto Parts, Inc.	117,000
10,499	Aeropostale, Inc.*	254,181
11,800	AutoNation, Inc.*	81,066
700	Best Buy Co., Inc.	18,767
2,900	CarMax, Inc.*	30,798
8,500	Gap, Inc. (The)	109,990
43,780	Home Depot, Inc. (The)	1,032,770
5,000	Limited Brands, Inc.	59,900
4,959	Ross Stores, Inc.	162,110
1,157	Urban Outfitters, Inc.*	25,153

		1,944,538
Steel Producers/Products
2,400	Voestalpine AG (Austria)	58,571

Telecommunication Services
725	Nice Systems Ltd., ADR (Israel)*	16,211
1,675	Syniverse Holdings, Inc.*	31,490
9,042	Tellabs, Inc.*	38,338

		86,039
Telecommunications — 4.9%
18,902	Amdocs Ltd. (Guernsey)*	426,429
9,200	America Movil SAB de CV, ADR (Class L Stock) (Mexico)	284,648
2,170	American Tower Corp. (Class A Stock)*	70,113
2,700	Arris Group, Inc.*	18,657
84,403	AT&T, Inc.	2,259,468
88,200	BT Group PLC (United Kingdom)	165,732
55,012	China Mobile Ltd. (Hong Kong)	484,288

49,230	Cisco Systems, Inc.*	874,817
2,500	Corning, Inc.	27,075
4,225	EMS Technologies, Inc.*	88,302
20,669	France Telecom SA (France)	521,181
2,044	Juniper Networks, Inc.*	38,305
310	Leap Wireless International, Inc.*	8,692
95,490	MobileOne Ltd. (Singapore)	85,010
70	Nippon Telegraph & Telephone Corp. (Japan)	285,651
31,463	Nokia Oyj (Finland)	481,957
200	NTT DoCoMo, Inc. (Japan)	317,190
368	Polycom, Inc.*	7,732
43,089	QUALCOMM, Inc.	1,648,585
16,424	Sprint Nextel Corp.	51,407
700	Swisscom AG (Switzerland)	213,893
60,000	Telecom Italia SpA (Italy)	68,926
26,500	Telefonica SA (Spain)	490,646
2,730	Virgin Media, Inc. (United Kingdom)	15,725
13,800	Vodafone Group PLC (United Kingdom)	26,547
22,490	Vodafone Group PLC, ADR (United Kingdom)	433,382

		9,394,358
Textiles, Apparel & Luxury Goods — 0.1%
14,100	Jones Apparel Group, Inc.	156,651
150	Mohawk Industries, Inc.*	7,257

		163,908
Thrifts & Mortgage Finance
58,000	Washington Mutual, Inc.	—

Tobacco — 1.5%
60,030	Altria Group, Inc.	1,151,976
4,881	Lorillard, Inc.	321,462
30,692	Philip Morris International, Inc.	1,334,181
181	UST, Inc.	12,234

		2,819,853
Transportation — 2.9%
529	Alexander & Baldwin, Inc.	16,875
846	C.H. Robinson Worldwide, Inc.	43,806
9,300	Canadian National Railway Co. (Canada)	403,697
7,060	CSX Corp.	322,783
3,219	Expeditors International of Washington, Inc.	105,100
500	GATX Corp.	14,275
10,378	J.B. Hunt Transport Services, Inc.	295,046
2,968	Landstar System, Inc.	114,535
51,900	Neptune Orient Lines Ltd. (Singapore)	43,835
24,840	Norfolk Southern Corp.	1,488,910
19,908	Orient Overseas International Ltd. (Hong Kong)	35,551
39,009	Union Pacific Corp.	2,604,631
3,263	UTi Worldwide, Inc. (British Virgin Islands)	38,373
6,937	Werner Enterprises, Inc.	136,104

		5,663,521

Utilities — 0.8%
8,650	American Electric Power Co., Inc.	282,249
11,450	CMS Energy Corp.	117,362
1,250	DTE Energy Co.	44,125
6,800	Duke Energy Corp.	111,384
9,467	E.ON AG (Germany)	354,775
3,963	FirstEnergy Corp.	206,710
50	Illinois Tool Works, Inc.	1,670
3,350	Northeast Utilities	75,576
4,300	PG&E Corp.	157,681
6,438	PPL Corp.	211,295

		1,562,827

	TOTAL COMMON STOCKS (cost $223,233,527)	179,159,191

RIGHTS *

Units
Financial Services
5,600	Fortis, expiring 03/09/09 (Belgium) (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $223,233,527)	179,159,191

SHORT-TERM INVESTMENT 6.8%

Shares
AFFILIATED MONEY MARKET MUTUAL FUND
13,134,005	Dryden Core Investment Fund - Taxable Money Market Series (cost $13,134,005)(a)	13,134,005

	TOTAL INVESTMENTS(b) — 99.5% (cost $236,367,532)(d)	192,293,196
	Other assets in excess of liabilities(e) — 0.5%	1,022,366

	NET ASSETS — 100%	$193,315,562

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ScpA	Societa Consortile per Azion; (Italian Consortium joint-stock company)
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexico Peso
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of October 31, 2008, 160 securities representing $27,829,116 and 14.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount 158 securities with $27,829,116 were valued using Other Significant Observable Inputs, (Level 2, as defined below) and 2 securities with $0 were valued using Significant Unobservable Inputs (Level 3, as defined below).
(c)	Securities segregated as collateral for futures contracts.
(d)	The United States federal income tax basis of the Schedule of Investments was $247,130,260; accordingly, net unrealized depreciation on investments for federal income tax purposes was $54,837,064 (gross unrealized appreciation - $9,585,669; gross unrealized depreciation - $64,422,733). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures and foreign currency contracts of:

Futures contracts open at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation
Long Positions:
4	S&P 500 E-Mini	Dec 08	$188,837	$193,460	$4,623

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 12/19/08	EUR	1,230	$1,705,165	$1,566,228	$(138,937)
Mexican Peso,
Expiring 12/08/08	MXN	4,304	410,313	330,857	(79,456)

			$2,115,478	$1,897,085	$(218,393)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 12/29/08	GBP	634	$1,139,753	$1,016,253	$123,500
Euro,
Expiring 12/19/08	EUR	2,914	4,274,931	3,708,845	566,086
Mexican Peso,
Expiring 12/08/08	MXN	10,313	975,067	792,960	182,107
Swiss Franc,
Expiring 12/23/08	CHF	263	251,850	226,997	24,853

			$6,641,601	$5,745,055	$896,546

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities		Other Financial Instruments*
Level 1 - Quoted Prices	$164,464,080		$4,623
Level 2 - Other Significant Observable Inputs	27,829,116		678,153
Level 3 - Significant Unobservable Inputs	—	**	—

Total	$192,293,196		$682,776

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 7/31/08	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—	**

Balance as of 10/31/08	$—	**

**As 10/31/08, there were two Level 3 securities valued at $0.

Target Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

as of October 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 102.9%
COMMON STOCKS 59.2%

Aerospace 1.1%
300	Alliant Techsystems, Inc.*	$24,720
2,779	Boeing Co. (The)	145,258
16,400	Embraer - Empresa Brasileira de Aeronautica SA, ADR (Brazil)	343,088
24,978	Lockheed Martin Corp.	2,124,379
975	Moog, Inc. (Class A Stock)*	34,242
3,200	MTU Aero Engines Holding AG (Germany)	61,725
2,058	Raytheon Co.	105,184
5,500	Safran SA (France)	69,804
5,550	United Technologies Corp.	305,028

		3,213,428
Aerospace & Defense 1.0%
1,100	AAR Corp.	17,589
28,714	General Dynamics Corp.	1,732,029
1,300	Goodrich Corp.	47,528
3,071	Honeywell International, Inc.	93,512
22,433	Northrop Grumman Corp.	1,051,883
500	Teledyne Technologies, Inc.*	22,785
2,300	Thales SA (France)	92,288

		3,057,614
Air Freight & Couriers 0.1%
3,500	FedEx Corp.	228,795

Air Freight & Logistics
1,100	C.H. Robinson Worldwide, Inc.	56,958
675	Forward Air Corp.	17,665

		74,623
Airlines 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	40,367
5,200	Deutsche Lufthansa AG (Germany)	72,021
61,500	Qantas Airways Ltd. (Australia)	99,892
14,183	Singapore Airlines Ltd. (Singapore)	108,663
1,000	Southwest Airlines Co.	11,780

		332,723
Auto Parts & Related
1,100	Compagnie Generale des Establissements Michelin (Class B Stock) (France)	56,618

Auto/Trucks Parts & Equipment
6,700	Nifco, Inc. (Japan)	98,475

Automobile Manufacturers
1,500	DaimlerChrysler AG (Germany)	50,850

Automobiles 0.6%
1,500	Ford Motor Co.*	3,285
43,000	Fuji Heavy Industries Ltd. (Japan)	151,260
15,000	Harley-Davidson, Inc.	367,200
10,900	Honda Motor Co. Ltd. (Japan)	271,033
33,300	Nissan Motor Co. Ltd. (Japan)	165,381
2,300	PSA Peugeot Citroen SA (France)	61,375
1,000	Renault SA (France)	30,648
16,000	Toyota Motor Corp. (Japan)	624,815
2,100	Valeo SA (France)	36,580
7,700	Volvo AB (Class B Stock) (Sweden)	40,237

		1,751,814
Automotive Components 0.1%
21,350	Johnson Controls, Inc.	378,535

Automotive Parts 0.1%
3,750	Advance Auto Parts, Inc.	117,000
400	Autoliv, Inc.	8,544
200	Georg Fischer AG (Switzerland)*	44,845
29,500	GKN PLC (United Kingdom)	56,567

		226,956
Banking 0.1%
24,200	Standard Chartered PLC (United Kingdom)	399,954

Beverages 0.6%
3,241	Anheuser-Busch Cos., Inc.	201,039
4,000	Carlsberg A/S (Class B Stock) (Denmark)	157,474
9,538	Coca-Cola Co. (The)	420,244
4,500	Coca-Cola Enterprises, Inc.	45,225
2,067	Hansen Natural Corp.*	52,337
550	Pepsi Bottling Group, Inc.	12,716
12,087	PepsiCo, Inc.	689,080
13,828	SABMiller PLC (United Kingdom)	219,641

		1,797,756
Biotechnology 1.1%
7,225	Amgen, Inc.*	432,705
873	Applied Biosystems, Inc.	26,915
1,060	BioMarin Pharmaceutical, Inc.*	19,419
3,198	Celgene Corp.*	205,503
2,525	Cubist Pharmaceuticals, Inc.*	64,110
29,442	Genentech, Inc.*	2,441,919
1,653	Invitrogen Corp.*	47,590
575	Myriad Genetics, Inc.*	36,277

		3,274,438
Building Materials 0.1%
500	Ciments Francais SA (France)	36,303
61,000	Kurabo Industries Ltd. (Japan)	86,659
150	Masco Corp.	1,523
32,000	Sanwa Holdings Corp. (Japan)	106,162

		230,647
Building Products
1,315	Ameron International Corp.	61,805

Business Services
840	Acxiom Corp.	6,602
4,922	Genpact Ltd. (Bermuda)*	38,539
1,667	Manpower, Inc.	51,894

		97,035
Cable Television
1,118	DISH Network Corp. (Class A Stock)*	17,597
2,747	Virgin Media, Inc. (United Kingdom)	15,823

		33,420
Capital Goods
900	Harsco Corp.	21,303

Capital Markets 0.2%
2,730	FCStone Group, Inc.*	16,244
1,815	Investment Technology Group, Inc.*	37,044
23,420	Morgan Stanley	409,148
2,822	Raymond James Financial, Inc.	65,724
4,684	SEI Investments Co.	82,813
1,575	Waddell & Reed Financial, Inc. (Class A Stock)	22,869

		633,842
Chemicals 1.7%
8,210	Air Products & Chemicals, Inc.	477,247
725	Airgas, Inc.	27,811
80	Arkema (France)	1,829
44,000	Asahi Kasei Corp. (Japan)	165,502
5,400	BASF SE (Germany)	178,274
491	CF Industries Holdings, Inc.	31,517
2,300	Ciba Holding AG (Switzerland)	95,744
14,800	Clariant AG (Switzerland)*	91,817
21,300	Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	47,189
62,872	Dow Chemical Co. (The)	1,676,796
1,100	E.I. du Pont de Nemours & Co.	35,200
5,400	Eastman Chemical Co.	218,106
734	Ecolab, Inc.	27,349
2,231	FMC Corp.	97,138
364	Givaudan SA (Switzerland)	248,035
2,555	Intrepid Potash, Inc.*	55,546
3,000	Koninklijke DSM NV (Netherlands)	83,545
578	Minerals Technologies, Inc.	32,807
19,000	Nippon Shokubai Co. Ltd. (Japan)	110,107
8,650	PPG Industries, Inc.	428,867
15,244	Praxair, Inc.	993,147
1,400	Quaker Chemical Corp.	26,782
750	Rohm & Haas Co.	52,762
1,525	Terra Industries, Inc.	33,535
900	Valspar Corp. (The)	18,405

		5,255,057
Clothing & Apparel 0.3%
575	Hanesbrands, Inc.*	10,045
11,310	NIKE, Inc. (Class B Stock)	651,795
1,850	Phillips-Van Heusen Corp.	45,344
400	Polo Ralph Lauren Corp.	18,868
2,400	VF Corp.	132,240

		858,292

Commercial Banks 0.6%
4,500	Allied Irish Banks PLC (Ireland)	23,970
15,000	Bank of Ireland (Ireland)	44,291
15,732	Bank of New York Mellon Corp. (The)	512,863
18,300	Barclays PLC (United Kingdom)	52,458
10,650	Comerica, Inc.	293,833
675	Cullen / Frost Bankers, Inc.	37,780
2,900	Fifth Third Bancorp	31,465
2,650	First Commonwealth Financial Corp.	29,230
3,100	Huntington Bancshares, Inc.	29,295
7,250	KeyCorp	88,667
25,100	Lloyds TSB Group PLC (United Kingdom)	81,126
1,300	M&T Bank Corp.	105,430
7,100	National City Corp.	19,170
775	Prosperity Bancshares, Inc.	25,738
6,229	Regions Financial Corp.	69,080
1,515	SVB Financial Group*	77,947
925	United Bankshares, Inc.	29,507
59,400	Wachovia Corp.	380,754

		1,932,604
Commercial Services & Supplies 1.1%
14,174	Accenture Ltd. (Class A Stock) (Bermuda)	468,451
934	Apollo Group, Inc. (Class A Stock) *	64,922
2,400	Corrections Corp. of America*	45,864
5,300	Davis Service Group PLC (United Kingdom)	18,867
3,940	GEO Group, Inc. (The)*	69,580
1,100	Healthcare Services Group, Inc.	18,216
507	HNI Corp.	9,288
2,016	ITT Educational Services, Inc.*	176,702
2,992	McKesson Corp.	110,076
1,744	Moody’s Corp.	44,646
2,899	MPS Group, Inc.*	22,583
1,500	Paychex, Inc.	42,810
860	Ritchie Bros. Auctioneers, Inc. (Canada)	15,970
250	Team, Inc.*	6,943
1,069	United Rentals, Inc.*	10,957
24,796	Visa, Inc. (Class A Stock)	1,372,459
4,022	Waste Connections, Inc.*	136,145
20,900	Waste Management, Inc.	652,707

		3,287,186
Communication Equipment 0.1%
88,900	Alcatel-Lucent, ADR (France)*	228,473
2,600	Arris Group, Inc.*	17,966
4,480	EMS Technologies, Inc.*	93,632

		340,071

Computer Hardware 0.9%
19,525	Apple, Inc.*(f)	2,100,695
675	CACI International, Inc. (Class A Stock)*	27,797
3,004	Cadence Design Systems, Inc.*	12,226
1,000	Computer Sciences Corp.*	30,160
8,412	Dell, Inc.*	102,206
15,445	EMC Corp.*	181,942
14,548	Logitech International SA (Switzerland)*	216,889
3,978	Western Digital Corp.*	65,637

		2,737,552
Computer Services & Software 0.4%
9,148	Advanced Micro Devices, Inc.*	32,018
3,004	Advent Software, Inc.*	56,295
8,262	Brocade Communications Systems, Inc.*	31,148
1,831	Global Payments, Inc.	74,174
3,146	Mentor Graphics Corp.*	23,092
730	MICROS Systems, Inc.*	12,432
28,076	Oracle Corp.*	513,510
11,106	SAP AG (Germany)	388,834
6,893	Seagate Technology (Cayman Islands)	46,666
6,700	TietoEnator Oyj (Finland)	74,306

		1,252,475
Computers 0.4%
31,439	Hewlett-Packard Co.	1,203,485
2,650	SanDisk Corp.*	23,558
3,422	Sun Microsystems, Inc.*	15,741
3,289	Teradata Corp.*	50,618

		1,293,402
Computers & Peripherals 0.3%
6,530	Compellent Technologies, Inc.*	71,177
8,051	International Business Machines Corp.	748,501
8,400	NetApp, Inc.*	113,652
5,415	Netezza Corp.*	52,526

		985,856
Conglomerates 0.1%
30,300	Marubeni Corp. (Japan)	117,717
1,350	Textron, Inc.	23,895

		141,612
Construction 0.1%
2,577	Armstrong World Industries, Inc.	50,586
1,820	Fluor Corp.	72,673
600	Granite Construction, Inc.	21,402
1,000	Herman Miller, Inc.	22,000
20,800	Taylor Wimpey PLC (United Kingdom)	3,394
1,055	Texas Industries, Inc.	33,370
1,950	Toll Brothers, Inc.*	45,084
1,475	URS Corp.*	43,350

		291,859

Construction & Engineering
375	KHD Humboldt Wedag International Ltd. (Hong Kong)*	6,405
1,695	Northwest Pipe Co.*	48,697

		55,102
Consumer Finance
2,708	Cash America International, Inc.	95,782
1,750	First Cash Financial Services, Inc.*	26,897

		122,679
Consumer Products & Services 0.7%
5,302	Avon Products, Inc.	131,649
886	Bare Escentuals, Inc.*	3,704
654	Church & Dwight Co., Inc.	38,645
4,257	Colgate-Palmolive Co.	267,169
9,500	Electrolux AB (Class B Stock) (Sweden)	87,459
1,300	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	46,852
55,000	Pacific Brands Ltd. (Australia)	36,896
15,504	Procter & Gamble Co.	1,000,628
12,948	Reckitt Benckiser Group PLC (United Kingdom)	547,697
2,513	Toro Co. (The)	84,537

		2,245,236
Containers & Packaging
1,675	Pactiv Corp.*	39,463
875	Silgan Holdings, Inc.	40,723

		80,186
Distribution/Wholesale 0.1%
6,803	Ingram Micro, Inc. (Class A Stock)*	90,684
16,500	Sumitomo Corp. (Japan)	145,168
2,743	Tech Data Corp.*	58,837

		294,689
Diversified Consumer Services
1,715	American Public Education, Inc.*	75,923

Diversified Financial Services 2.3%
75,700	Citigroup, Inc.	1,033,305
57,449	JPMorgan Chase & Co.	2,369,771
14,100	Redecard SA (Brazil)	153,008
100,819	Wells Fargo & Co.	3,432,887

		6,988,971
Diversified Manufacturing
9,300	AGFA-Gevaert NV (Belgium)*	38,924
2,100	Cooper Industries Ltd. (Class A Stock) (Bermuda)	64,995

		103,919
Diversified Manufacturing Operations 0.1%
1,900	Eaton Corp.	84,740
2,650	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	48,893

		133,633

Diversified Operations 0.2%
25,648	CITIC Pacific Ltd. (Hong Kong)	20,859
6,657	LVMH Moet Hennessy Louis Vuitton SA (France)	442,983

		463,842
Diversified Telecommunication Services 1.4%
86,317	AT&T, Inc.	2,310,706
65,087	Verizon Communications, Inc.	1,931,131

		4,241,837
Electric 0.1%
564	Mirant Corp.*	9,881
4,175	NRG Energy, Inc.*	97,069
6,700	PPL Corp.	219,894
1,650	Progress Energy, Inc.	64,961

		391,805
Electric Utilities 0.7%
1,672	Entergy Corp.	130,500
17,405	Exelon Corp.	944,047
3,800	FirstEnergy Corp.	198,208
11,850	FPL Group, Inc.	559,794
2,550	Pepco Holdings, Inc.	52,657
10,000	Sierra Pacific Resources	82,900
1,620	Westar Energy, Inc.	31,574

		1,999,680
Electrical Equipment
150	First Solar, Inc.*	21,555
2,325	Polypore International, Inc.*	19,832
150	Regal-Beloit Corp.	4,884
450	Smith (A.O.) Corp.	14,198

		60,469
Electronic Components 0.4%
11,400	Alpine Electronics, Inc. (Japan)	100,284
12,100	Alps Electric Co. Ltd. (Japan)	66,565
11,136	Emerson Electric Co.	364,481
5,400	Fanuc Ltd. (Japan)	359,795
2,100	FLIR Systems, Inc.*	67,410
13,000	Hongkong Electric Holdings Ltd. (Hong Kong)	70,068
563	Itron, Inc.*	27,294
5,800	Sanmina-SCI Corp.*	4,350
14,100	TT Electronics PLC (United Kingdom)	10,738
194	Varian, Inc.*	7,149

		1,078,134
Electronic Equipment & Instruments 0.3%
4,115	Coherent, Inc.*	104,109
1,315	Dolby Laboratories, Inc. (Class A Stock)*	41,515
24,000	Tyco Electronics Ltd. (Bermuda)	466,560
13,928	Tyco International Ltd. (Bermuda)	352,100

		964,284

Electronics
300	Belden CDT, Inc.	6,252

Energy Equipment & Services 0.6%
2,975	Cameron International Corp.*	72,174
600	Core Laboratories NV (Netherlands)	44,220
6,400	Diamond Offshore Drilling, Inc.	568,320
34,717	Halliburton Co.	687,049
1,970	Lufkin Industries, Inc.	103,070
723	Oil States International, Inc.*	16,723
1,970	OYO Geospace Corp.*	56,480
6,767	Vestas Wind Systems A/S (Denmark)*	277,177

		1,825,213
Entertainment & Leisure 0.8%
27,150	Carnival Corp.	689,610
17,348	Carnival PLC (United Kingdom)	381,508
13,702	Hennes & Mauritz AB (Class B Stock) (Sweden)	491,346
3,600	International Game Technology	50,400
14,099	Las Vegas Sands Corp.*	200,065
1,100	Life Time Fitness, Inc.*	20,944
1,439	Nintendo Co. Ltd. (Japan)	462,362
4,700	Royal Caribbean Cruises Ltd.	63,732
16,200	Tabcorp Holdings Ltd. (Australia)	74,271

		2,434,238
Environmental Services
2,600	Allied Waste Industries, Inc.*	27,092

Exchange Traded Funds
10	iShares Russell 1000 Value Index Fund	530
1,225	iShares Russell 2000 Value Index Fund	64,582

		65,112
Farming & Agriculture 1.3%
64,675	Altria Group, Inc.	1,241,113
38,400	AWB Ltd. (Australia)	67,158
4,884	Bunge Ltd.	187,594
106,139	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	74,778
26,302	Monsanto Co.	2,340,352

		3,910,995
Financial - Bank & Trust 2.8%
4,672	American Express Co.	128,480
1,900	Astoria Financial Corp.	36,138
9,100	Banco Bilbao Vizcaya Argentaria SA (Spain)	105,618
22,500	Banco Santander Central Hispano SA (Spain)	243,341
3,967	Banco Santander SA (Spain)	43,585
160,866	Bank of America Corp.	3,888,131
2,800	BB&T Corp.	100,380
10,532	BNP Paribas (France)	760,425
23,900	Bradford & Bingley PLC (United Kingdom)*	—

112,232	China Merchants Bank Co. Ltd. (Class H Stock) (China)	171,945
5,300	Credit Agricole SA (France)	76,675
5,100	Credit Suisse Group AG (Switzerland)	190,709
3,100	Danske Bank A/S (Denmark)	45,890
3,100	Deutsche Bank AG (Germany)	115,806
5,300	Dexia SA (Belgium)	28,190
1,400	East West Bancorp, Inc.	24,290
26,578	HBOS PLC (United Kingdom)	43,519
1,265	Hudson City Bancorp, Inc.	23,795
189	IntercontinentalExchange, Inc.*	16,171
26,789	Intesa Sanpaolo SpA (Italy)	98,045
14,156	National Bank of Greece SA (Greece)	310,983
6,000	Natixis SA (France)	13,287
5,700	Nordea Bank AB (Sweden)	45,686
1,100	Pacific Capital Bancorp	21,604
2,450	PNC Financial Services Group, Inc.	163,341
34,133	Royal Bank of Scotland Group PLC (United Kingdom)	37,598
4,350	State Street Corp.	188,572
900	Sterling Financial Corp.	7,641
200	Student Loan Corp. (The)	7,300
650	SunTrust Banks, Inc.	26,091
4,450	TCF Financial Corp.	78,943
46,691	U.S. Bancorp	1,391,859
6,000	Unione di Banche Italiane ScpA (Italy)	101,221
400	Verwaltungs und Privat Bank AG (Switzerland)	55,489
2,150	Zions Bancorp	81,936

		8,672,684
Financial Services 1.4%
913	BlackRock, Inc.	119,913
6,706	Broadridge Financial Solutions, Inc.	81,143
390	Calamos Asset Management, Inc. (Class A Stock)	3,202
4,950	Capital One Financial Corp.	193,644
566	CME Group, Inc.	159,697
12,700	DnB NOR ASA (Norway)	73,601
5,981	Eaton Vance Corp.	131,582
1,776	Federated Investors, Inc. (Class B Stock)	42,979
5,000	Fortis (Belgium)	5,793
11,843	Goldman Sachs Group, Inc. (The)	1,095,477
27,609	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	279,978
2,710,000	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	1,275,111
7,400	Irish Life & Permanent PLC (Ireland)	25,313
1,600	Jefferies Group, Inc.	25,328
3,300	Macquarie Group Ltd. (Australia)	65,472
2,650	Marshall & Ilsley Corp.	47,779
9,350	Merrill Lynch & Co., Inc.	173,816
3,427	NYSE Euronext, Inc.	103,427
2,609	T. Rowe Price Group, Inc.	103,160
4,800	TD Ameritrade Holding Corp.*	63,792
8,174	Western Union Co. (The)	124,735

		4,194,942

Food 0.8%
5,600	Archer-Daniels-Midland Co.	116,088
1,267	Corn Products International, Inc.	30,813
3,700	General Mills, Inc.	250,638
7,400	Groupe Danone (France)	412,039
900	Kellogg Co.	45,378
14,950	Kraft Foods, Inc. (Class A Stock)	435,643
9,421	Kroger Co. (The)	258,701
17,540	Nestle SA (Switzerland)	682,078
575	Ralcorp Holdings, Inc.*	38,916
2,900	SYSCO Corp.	75,980
750	TreeHouse Foods, Inc.*	22,695
13,953	Tyson Foods, Inc. (Class A Stock)	121,949

		2,490,918
Food & Beverage 0.1%
12,400	Dairy Crest Group PLC (United Kingdom)	61,953
48,600	Northern Foods PLC (United Kingdom)	38,020
10,500	Tate & Lyle PLC (United Kingdom)	62,423

		162,396
Food & Drug Retailers 0.3%
46,950	Safeway, Inc.	998,626

Forest Products
4,050	HCP, Inc.	121,217

Gaming
4,486	OPAP SA (Greece)	97,950

Gas Utilities
1,325	Atmos Energy Corp.	32,158

Healthcare Equipment & Supplies 0.2%
7,160	American Medical Systems Holdings, Inc.*	77,471
5,449	Covidien Ltd. (Bermuda)	241,336
3,465	Cutera, Inc.*	29,487
1,510	Hansen Medical, Inc.*	14,058
1,865	Hologic, Inc.*	22,828
1,515	Mentor Corp.	25,604
495	Resmed, Inc.*	16,959
1,495	SurModics, Inc.*	39,617
225	Teleflex, Inc.	11,923
5,540	Thoratec Corp.*	136,395
2,446	Varian Medical Systems, Inc.*	111,317

		726,995
Healthcare Products & Services 0.1%
1,479	Advanced Medical Optics, Inc.*	9,126
4,715	Biogen Idec, Inc.*	200,623
2,151	DENTSPLY International, Inc.	65,347
533	Hill-Rom Holdings, Inc.	12,131
525	Patterson Cos., Inc.*	13,298

		300,525
Healthcare Providers & Services 0.2%
905	Amedisys, Inc.*	51,051
4,995	Animal Health International, Inc.*	32,218
2,305	Brookdale Senior Living, Inc.	19,869
5,335	Centene Corp.*	100,511

25,150	CIGNA Corp.	409,945
1,200	inVentiv Health, Inc.*	11,364
925	LHC Group, Inc.*	32,634
680	Lincare Holdings, Inc.*	17,918
910	MWI Veterinary Supply, Inc.*	31,513
250	Owens & Minor, Inc.	10,818

		717,841
Healthcare Services 0.1%
3,850	Aetna, Inc.	95,749
1,100	AMERIGROUP Corp.*	27,500
275	AmSurg Corp.*	6,859
600	Covance, Inc.*	30,000
1,625	Healthspring, Inc.*	26,845
1,300	Healthways, Inc.*	13,130
1,730	Pediatrix Medical Group, Inc.*	66,864
1,200	Sunrise Senior Living, Inc.*	3,624
3,700	WellPoint, Inc.*	143,819

		414,390
Healthcare Technology 0.1%
7,475	Eclipsys Corp.*	111,004
1,850	Vital Images, Inc.*	24,142

		135,146
Home Furnishings 0.1%
7,000	Matsushita Electric Industrial Co. Ltd. (Japan)	112,726
9,200	THOMSON (France)*	12,899

		125,625
Hotels & Motels
500	Choice Hotels International, Inc.	13,670

Hotels, Restaurants & Leisure 1.8%
3,405	Bally Technologies, Inc.*	75,421
3,980	BJ’s Restaurants, Inc.*	35,382
4,112	Carrols Restaurant Group, Inc.*	8,347
74,150	McDonald’s Corp.	4,295,509
669	Panera Bread Co. (Class A Stock)*	30,185
900	Penn National Gaming, Inc.*	17,334
1,065	Red Robin Gourmet Burgers, Inc.*	16,177
9,700	Shuffle Master, Inc.*	37,442
2,425	Sonic Corp.*	25,948
870	Vail Resorts, Inc.*	28,936
2,525	Wendy’s / Arby’s Group, Inc. (Class A Stock)	9,141
2,120	WMS Industries, Inc.*	53,000
1,500	Wyndham Worldwide Corp.	12,285
14,699	Wynn Resorts Ltd.	887,820

		5,532,927
Household Durables 0.2%
8,500	Fortune Brands, Inc.	324,190
2,700	Lennar Corp. (Class A Stock)	20,898
150	Mohawk Industries, Inc.*	7,257
1,700	Newell Rubbermaid, Inc.	23,375
550	Stanley Works (The)	18,007
4,685	Universal Electronics, Inc.*	98,994

		492,721

Household Products 0.3%
15,550	Kimberly-Clark Corp.	953,059
1,975	Scotts Miracle-Gro Co. (The) (Class A Stock)	51,587

		1,004,646
Independent Power Producers & Energy Traders
12,783	Drax Group PLC (United Kingdom)	118,783

Industrial
400	EastGroup Properties, Inc.	13,392

Industrial Conglomerates 0.6%
9,286	3M Co.	597,090
67,300	General Electric Co.	1,313,023

		1,910,113
Insurance 2.3%
7,600	Aegon NV (Netherlands)	31,579
32,550	Allstate Corp. (The)	858,994
700	American Financial Group, Inc.	15,911
12,100	American International Group, Inc.	23,111
2,300	AON Corp.	97,290
1,150	Aspen Insurance Holdings Ltd. (Bermuda)	26,404
1,900	Assurant, Inc.	48,412
18,400	Aviva PLC (United Kingdom)	109,756
23,100	AXA SA (France)	441,304
3,300	AXIS Capital Holdings Ltd. (Bermuda)	93,984
1,600	Baloise Holding AG (Switzerland)	85,543
38,100	Beazley Group PLC (United Kingdom)	64,955
143,100	China Life Insurance Co. Ltd. (Class H Stock) (China)	382,420
2,600	Chubb Corp.	134,732
1,975	Delphi Financial Group, Inc. (Class A Stock)	31,106
2,208	Fidelity National Financial, Inc. (Class A Stock)	19,894
1,009	First American Corp.	20,594
1,375	Gallagher, (Arthur J.) & Co.	33,495
28,100	Genworth Financial, Inc. (Class A Stock)	136,004
4,700	Hanover Insurance Group, Inc. (The)	184,475
2,250	Hartford Financial Service Group, Inc. (The)	23,220
2,137	HCC Insurance Holdings, Inc.	47,142
10,200	ING Groep NV, ADR (Netherlands)	95,680
1,150	IPC Holdings Ltd. (Bermuda)	31,752
50,500	Legal & General Group PLC (United Kingdom)	58,080
3,500	Lincoln National Corp.	60,340
1,100	Loews Corp.	36,531
33,385	MetLife, Inc.	1,109,050
1,700	Muenchener Rueckversicherungs AG (Germany)	220,694
50,900	Old Mutual PLC (United Kingdom)	41,217
425	OneBeacon Insurance Group Ltd. (Bermuda)	5,865
150	PartnerRe Ltd. (Bermuda)	10,154
1,200	Philadelphia Consolidated Holding Corp.*	70,188
450	Principal Financial Group, Inc.	8,546

700	Protective Life Corp.	5,845
424	Reinsurance Group of America, Inc. (Class A Stock)	15,832
2,050	RenaissanceRe Holdings Ltd. (Bermuda)	94,095
900	State Auto Financial Corp.	23,706
10,173	Swiss Reinsurance (Switzerland)	424,251
23,900	Travelers Cos., Inc. (The)	1,016,945
925	United Fire & Casualty Co.	21,432
11,300	Unum Group	177,975
500	W.R. Berkely Corp.	13,135
35,450	XL Capital Ltd. (Class A Stock) (Bermuda)	343,865
1,100	Zurich Financial Services AG (Switzerland)	223,165

		7,018,668
Internet Services 0.6%
1,748	Amazon.com, Inc.*	100,056
700	Digital River, Inc.*	17,346
3,300	Expedia, Inc.*	31,383
3,298	Google, Inc. (Class A Stock)*	1,185,169
2,495	NetFlix, Inc.*	61,776
684	Sohu.com, Inc. (China)*	37,579
3,767	SRA International, Inc. (Class A Stock)*	69,614
2,429	Symantec Corp.*	30,557
3,570	VeriSign, Inc.*	75,684
5,848	Yahoo!, Inc.*	74,971

		1,684,135
Internet Software & Services 0.1%
22,459	eBay, Inc.*	342,949
3,425	Internet Capital Group, Inc.*	19,591
1,715	Switch & Data Facilities Co., Inc.*	16,155

		378,695
Iron / Steel
28,000	Nisshin Steel Co. Ltd. (Japan)	37,497

Life Science Tools & Services
3,590	ICON PLC, ADR (Ireland)*	91,078

Machinery 0.7%
475	Actuant Corp. (Class A Stock)	8,517
3,445	AGCO Corp.*	108,586
14,900	BlueScope Steel Ltd. (Australia)	43,823
2,995	Bucyrus International, Inc. (Class A Stock)	72,269
15,044	Caterpillar, Inc.	574,229
1,415	CIRCOR International, Inc.	43,370
2,980	Deere & Co.	114,909
1,650	Dover Corp.	52,420
415	Flowserve Corp.	23,622
800	General Cable Corp.*	13,664
4,300	Heidelberger Druckmaschinen AG (Germany)	40,304
350	Kaydon Corp.	11,694
976	Lincoln Electric Holdings, Inc.	42,114
22,350	PACCAR, Inc.	653,514
1,920	RBC Bearings, Inc.*	45,562
300	Rieter Holding AG (Switzerland)	51,983
375	Rofin-Sinar Technologies, Inc.*	8,359

925	Sauer-Danfoss, Inc.	9,481
850	Snap-on, Inc.	31,408
491	SPX Corp.	19,021

		1,968,849
Machinery & Equipment
1,756	Graco, Inc.	43,426
150	Nordson Corp.	5,539

		48,965
Machinery - Construction & Mining 0.1%
18,694	Komatsu Ltd. (Japan)	205,516

Manufacturing
800	Danaher Corp.	47,392
2,300	Hexcel Corp.*	30,360

		77,752
Marine
1,100	Eagle Bulk Shipping, Inc.	10,967

Materials 0.1%
2,425	Potash Corp. of Saskatchewan, Inc. (Canada)	206,756

Media 1.0%
46,698	CBS Corp. (Class B Stock)	453,437
13,836	DIRECTV Group, Inc. (The)*	302,870
8,585	Entravision Communications Corp. (Class A Stock)*	16,226
5,625	Lions Gate Entertainment Corp. (Canada)*	39,375
15,750	News Corp. (Class A Stock)	167,580
18,200	Rogers Communications, Inc. (Class B Stock) (Canada)	528,348
73,940	Time Warner, Inc.	746,055
5,000	Vivendi (France)	130,696
21,021	Walt Disney Co. (The)	544,444
50	Wiley, (John) & Sons, Inc. (Class A Stock)	1,739

		2,930,770
Medical Supplies & Equipment 0.5%
1,225	Bard (C.R.), Inc.	108,106
1,989	Baxter International, Inc.	120,315
632	Becton, Dickinson and Co.	43,861
14,655	Boston Scientific Corp.*	132,335
691	Edwards Lifesciences Corp.*	36,512
1,493	Gen-Probe, Inc.*	70,261
1,000	IDEXX Laboratories, Inc.*	35,190
7,529	Medtronic, Inc.	303,644
9,277	PDL BioPharma, Inc.	90,451
53,300	Smith & Nephew PLC (United Kingdom)	488,032
3,082	St. Jude Medical, Inc.*	117,208
1,600	Zimmer Holdings, Inc.*	74,288

		1,620,203
Metals & Mining 0.9%
32,871	Alcoa, Inc.	378,345
3,071	Alpha Natural Resources, Inc.*	109,850
15,000	Freeport-McMoRan Copper & Gold, Inc.	436,500

2,427	Joy Global, Inc.	70,334
39,000	Mincor Resources NL (Australia)	17,973
46,000	Mitsui Mining & Smelting Co. Ltd. (Japan)	84,129
7,700	Nucor Corp.	311,927
23,948	OZ Minerals Ltd. (Australia)	15,045
833	Peabody Energy Corp.	28,747
3,000	Rautaruukki Oyj (Finland)	48,960
400	Reliance Steel & Aluminum Co.	10,016
3,700	ThyssenKrupp AG (Germany)	70,080
1,300	Timken Co.	20,644
14,008	Transocean, Inc.*	1,153,279
584	United States Steel Corp.	21,538

		2,777,367
Multi-Line Retail 0.1%
4,738	Dollar Tree, Inc.*	180,139
8,700	JC Penney Co., Inc.	208,104

		388,243
Multi-Utilities 0.2%
10,000	Dominion Resources, Inc.	362,800
1,325	Vectren Corp.	33,390
4,100	Wisconsin Energy Corp.	178,350

		574,540
Office Equipment 0.2%
8,800	OCE NV (Netherlands)	40,724
1,200	Pitney Bowes, Inc.	29,736
13,000	Ricoh Co. Ltd. (Japan)	139,906
56,000	Xerox Corp.	449,120

		659,486
Office Space
1,100	Highwoods Properties, Inc.	27,302

Oil & Gas 0.1%
2,657	Murphy Oil Corp.	134,550
2,250	Pride International, Inc.*	42,278
36,214	Rosneft Oil Co., GDR (Russia)	166,584
3,901	StatoilHydro ASA (Norway)	78,458

		421,870
Oil & Gas Equipment & Services
220	Smith International, Inc.	7,586

Oil & Gas Exploration/Production 0.2%
7,665	Baker Hughes, Inc.	267,892
13,300	Gazprom OAO, ADR (Russia)	264,271
2,212	St. Mary Land & Exploration Co.	55,056

		587,219
Oil, Gas & Consumable Fuels 5.4%
2,202	Air Liquide (France)	190,022
5,450	Anadarko Petroleum Corp.	192,385
13,491	Apache Corp.	1,110,714

400	Arena Resources, Inc.*	12,192
50,900	BP PLC (United Kingdom)	414,910
1,982	Cabot Oil & Gas Corp.	55,635
7,300	Canadian Natural Resources Ltd. (Canada)	368,361
3,700	Canadian Oil Sands Trust (Canada)	99,277
850	Chesapeake Energy Corp.	18,675
20,750	Chevron Corp.	1,547,950
156	Cimarex Energy Co.	6,312
925	Concho Resources, Inc.*	19,656
22,350	ConocoPhillips	1,162,647
28,800	Cosmo Oil Co. Ltd. (Japan)	61,265
4,172	Devon Energy Corp.	337,348
988	Encore Acquisition Co.*	30,776
10,200	ENI SpA (Italy)	243,455
670	EOG Resources, Inc.	54,216
850	Equitable Resources, Inc.	29,503
33,880	Exxon Mobil Corp.	2,511,186
3,542	FMC Technologies, Inc.*	123,935
21,922	Hess Corp.	1,319,924
36,250	Marathon Oil Corp.	1,054,875
1,280	McMoRan Exploration Co.*	18,163
576	National Oilwell Varco, Inc.*	17,217
27,700	Nippon Oil Corp. (Japan)	113,702
498	Noble Energy, Inc.	25,806
7,600	Norsk Hydro ASA (Norway)	31,755
9,799	Occidental Petroleum Corp.	544,236
700	ONEOK, Inc.	22,330
784	Patterson-UTI Energy, Inc.	10,404
27,579	Petroleo Brasileiro SA, ADR (Brazil)	741,599
590	Petroleum Development Corp.*	12,219
950	Petroquest Energy, Inc.*	9,453
1,719	Pioneer Natural Resources Co.	47,840
6,300	Repsol YPF SA (Spain)	119,800
16,800	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	455,477
14,300	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	790,647
30,738	Schlumberger Ltd. (Netherlands)	1,587,618
116	SEACOR Holdings, Inc.*	7,792
3,981	Sunoco, Inc.	121,420
1,000	Swift Energy Co.*	32,080
6,499	Tesoro Corp.	62,845
3,200	Total SA (France)	176,043
1,263	Ultra Petroleum Corp.*	58,793
11,270	Valero Energy Corp.	231,937
3,440	W&T Offshore, Inc.	65,945
1,250	XTO Energy, Inc.	44,937

		16,315,277
Paper & Forest Products 0.1%
15,000	Domtar Corp. (Canada)*	37,200
15,700	International Paper Co.	270,354
1,125	Owens-Illinois, Inc.*	25,740
2,200	Weyerhaeuser Co.	84,084

		417,378

Pharmaceuticals 4.8%
7,907	Abbott Laboratories	436,071
1,413	Allergan, Inc.	56,054
3,919	AmerisourceBergen Corp.	122,547
4,400	Astellas Pharma, Inc. (Japan)	177,227
9,000	AstraZeneca PLC (United Kingdom)	381,406
30,742	Bristol-Myers Squibb Co.	631,748
1,776	Cardinal Health, Inc.	67,843
36,660	Eli Lilly & Co.	1,239,841
1,305	Express Scripts, Inc.*	79,096
3,550	Forest Laboratories, Inc.*	82,467
39,324	Gilead Sciences, Inc.*	1,803,005
8,300	GlaxoSmithKline PLC (United Kingdom)	159,559
6,600	H. Lundbeck A/S (Denmark)	117,906
4,656	Herbalife Ltd. (Cayman Islands)	113,746
900	IMS Health, Inc.	12,906
22,400	Johnson & Johnson	1,374,016
2,181	King Pharmaceuticals, Inc.*	19,171
6,921	Medco Health Solutions, Inc.*	262,652
43,367	Merck & Co., Inc.	1,342,209
7,776	Novartis AG (Switzerland)	394,694
14,300	Novo Nordisk A/S (Class B Stock) (Denmark)	766,525
113,487	Pfizer, Inc.	2,009,855
1,500	Pharmaceutical Product Development, Inc.	46,470
4,429	Roche Holding AG (Switzerland)	677,313
5,100	Sanofi-Aventis SA (France)	323,121
11,059	Schering-Plough Corp.	160,245
18,957	Teva Pharmaceutical Industries Ltd., ADR (Israel)	812,876
31,554	Wyeth	1,015,408

		14,685,977
Pipelines
1,800	El Paso Corp.	17,460
1,800	Spectra Energy Corp.	34,794

		52,254
Professional Services
2,575	Monster Worldwide, Inc.*	36,668
2,515	School Specialty, Inc.*	52,815
825	Watson Wyatt Worldwide, Inc. (Class A Stock)	35,038

		124,521
Real Estate
128,779	Country Garden Holdings Co. Ltd. (China)	22,876
1,200	Hovnanian Enterprises, Inc. (Class A Stock)*	5,148
1,429	Jones Lang LaSalle, Inc.	47,043
700	Meritage Homes Corp.*	9,611

		84,678
Real Estate Investment Trusts 0.5%
700	Alexandria Real Estate Equities, Inc.	48,664
544	AMB Property Corp.	13,072
509	Apartment Investment & Management Co. (Class A Stock)	7,447
984	AvalonBay Communities, Inc.	69,884

400	Boston Properties, Inc.	28,352
300	Brandywine Realty Trust	2,592
900	Camden Property Trust	30,339
900	Colonial Properties Trust	9,486
339	Essex Property Trust, Inc.	32,985
3,300	General Growth Properties, Inc.	13,662
2,200	Hospitality Properties Trust	22,330
1,563	Invesco Ltd. (Bermuda)	23,304
1,415	Kilroy Realty Corp.	45,492
100	Kimco Realty Corp.	2,258
4,150	Liberty Property Trust	98,977
2,494	Macerich Co. (The)	73,373
3,450	MFA Mortgage Investments, Inc.	18,975
4,495	Nationwide Health Properties, Inc.	134,131
12,000	ProLogis	168,000
1,150	Realty Income Corp.	26,588
1,850	Senior Housing Properties Trust	35,465
3,925	Simon Property Group, Inc.	263,093
950	Taubman Centers, Inc.	31,559
3,100	Ventas, Inc.	111,786
1,150	Vornado Realty Trust	81,133
800	Weingarten Realty Investors	16,360

		1,409,307
Retail 0.6%
57,700	DSG International PLC (United Kingdom)	30,038
4,792	Family Dollar Stores, Inc.	128,953
4,094	NEXT PLC (United Kingdom)	69,586
1,900	Rallye SA (France)	38,483
119,000	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	319,984
22,858	Wal-Mart Stores, Inc.	1,275,705

		1,862,749
Retail & Merchandising 2.4%
500	Abercrombie & Fitch Co. (Class A Stock)	14,480
700	Best Buy Co., Inc.	18,767
2,352	Big Lots, Inc.*	57,459
7,468	BJ’s Wholesale Club, Inc.*	262,874
1,000	Brinker International, Inc.	9,300
22,817	Costco Wholesale Corp.	1,300,797
62,955	CVS/Caremark Corp.	1,929,571
800	Darden Restaurants, Inc.	17,736
2,520	GameStop Corp. (Class A Stock)*	69,023
64,366	Lowe’s Cos., Inc.	1,396,742
5,276	Ross Stores, Inc.	172,472
1,029	Ruddick Corp.	29,471
3,450	Staples, Inc.	67,033
16,388	Target Corp.	657,487
2,062	TJX Cos., Inc.	55,179
40,479	Yum! Brands, Inc.	1,174,296

		7,232,687
Road & Rail 0.2%
4,657	Burlington Northern Santa Fe Corp.	414,752
2,904	Landstar System, Inc.	112,065
1,589	YRC Worldwide, Inc.*	7,278

		534,095

Semiconductor Components 0.1%
131,000	ARM Holdings PLC (United Kingdom)	204,245

Semiconductors 0.5%
2,057	Altera Corp.	35,689
405	ATMI, Inc.*	4,925
5,393	Broadcom Corp. (Class A Stock)*	92,112
1,200	Checkpoint Systems, Inc.*	15,132
35,521	Intel Corp.	568,336
800	KLA-Tencor Corp.	18,600
1,300	Lam Research Corp.*	29,068
1,596	Linear Technology Corp.	36,197
8,137	LSI Corp.*	31,328
1,125	Microsemi Corp.*	24,458
100	NVIDIA Corp.*	876
1,738	QLogic Corp.*	20,891
22,247	Texas Instruments, Inc.	435,151
4,341	Xilinx, Inc.	79,961

		1,392,724
Semiconductors & Semiconductor Equipment 0.1%
3,160	Advanced Energy Industries, Inc.*	33,717
2,482	Applied Materials, Inc.	32,043
3,325	Eagle Test Systems, Inc.*	50,340
3,916	Marvell Technology Group Ltd.*	27,255
625	Varian Semiconductor Equipment Associates, Inc.*	12,263

		155,618
Software 1.9%
2,269	Activision Blizzard, Inc.*	28,272
7,721	Adobe Systems, Inc.*	205,687
2,925	ANSYS, Inc.*	83,743
3,308	Autodesk, Inc.*	70,493
11,400	BMC Software, Inc.*	294,348
43,205	CA, Inc.	769,049
1,621	Cerner Corp.*	60,350
1,685	Factset Research Systems, Inc.	65,361
2,680	Macrovision Solutions Corp.*	29,694
10,460	MasterCard, Inc. (Class A Stock)	1,546,197
98,130	Microsoft Corp.	2,191,243
2,600	Quality Systems, Inc.	100,074
2,406	salesforce.com*	74,490
1,475	Sybase, Inc.*	39,279
9,230	TIBCO Software, Inc.*	47,535
3,160	Total System Services, Inc.	43,418
1,650	Tyler Technologies, Inc.*	22,424
1,054	VMware, Inc. (Class A Stock)*	32,674

		5,704,331

Specialty Retail 0.6%
2,055	Aaron Rents, Inc.	50,944
10,448	Aeropostale, Inc.*	252,946
12,100	AutoNation, Inc.*	83,127
2,800	CarMax, Inc.*	29,736
8,600	Gap, Inc. (The)	111,284
4,030	Genesco, Inc.*	99,984
43,544	Home Depot, Inc. (The)	1,027,203
5,100	Limited Brands, Inc.	61,098
957	Urban Outfitters, Inc.*	20,805

		1,737,127
Steel Producers/Products
2,900	Voestalpine AG (Austria)	70,773

Telecommunications 2.2%
17,780	Amdocs Ltd. (Guernsey)*	401,117
8,900	America Movil SAB de CV (Class L Stock), ADR (Mexico)	275,366
2,563	American Tower Corp. (Class A Stock)*	82,810
73,300	BT Group PLC (United Kingdom)	137,734
51,013	China Mobile Ltd. (China)	449,084
47,817	Cisco Systems, Inc.*	849,708
2,500	Corning, Inc.	27,075
16,929	France Telecom SA (France)	426,875
2,038	Juniper Networks, Inc.*	38,192
238	Leap Wireless International, Inc.*	6,673
79,170	MobileOne Ltd. (Singapore)	70,481
750	Nice Systems Ltd. ADR (Israel)*	16,770
70	Nippon Telegraph & Telephone Corp. (Japan)	285,651
30,500	Nokia Oyj (Finland)	467,205
200	NTT DoCoMo, Inc. (Japan)	317,190
43,522	QUALCOMM, Inc.	1,665,152
15,939	Sprint Nextel Corp.	49,889
600	Swisscom AG (Switzerland)	183,337
1,750	Syniverse Holdings, Inc.*	32,900
27,100	Telefonica SA (Spain)	501,755
8,951	Tellabs, Inc.*	37,952
14,300	Vodafone Group PLC (United Kingdom)	27,509
21,358	Vodafone Group PLC, ADR (United Kingdom)	411,569

		6,761,994
Textiles, Apparel & Luxury Goods 0.1%
3,599	Coach, Inc.*	74,139
14,400	Jones Apparel Group, Inc.	159,984

		234,123
Thrifts & Mortgage Finance
57,000	Washington Mutual, Inc.	—

Tobacco Products 0.6%
4,755	Lorillard, Inc.	313,164
30,669	Philip Morris International, Inc.	1,333,182
1,026	Universal Corp.	40,619
203	UST, Inc.	13,721

		1,700,686
Trading Companies & Distributors
500	Watsco, Inc.	20,545

Transportation 1.8%
779	Alexander & Baldwin, Inc.	24,850
10,300	Canadian National Railway Co. (Canada)	447,105
7,369	CSX Corp.	336,911
3,229	Expeditors International of Washington, Inc.	105,427
10,466	J.B. Hunt Transport Services, Inc.	297,548
47,000	Neptune Orient Lines Ltd. (Singapore)	39,697
25,053	Norfolk Southern Corp.	1,501,677
17,690	Orient Overseas International Ltd. (Bermuda)	31,590
38,865	Union Pacific Corp.	2,595,016
3,410	UTi Worldwide, Inc. (British Virgin Islands)	40,102
6,791	Werner Enterprises, Inc.	133,239

		5,553,162
Utilities 0.9%
8,600	American Electric Power Co., Inc.	280,618
11,450	CMS Energy Corp.	117,363
1,250	DTE Energy Co.	44,125
7,604	Duke Energy Corp.	124,554
9,119	E.ON AG (Germany)	341,733
29,600	Edison International	1,053,464
14,715	Fortum Oyj (Finland)	361,637
1,172	Headwaters, Inc.*	12,423
3,500	Northeast Utilities	78,960
4,450	PG&E Corp.	163,181

		2,578,058
Warehouse/Industrial
3,300	DCT Industrial Trust, Inc.	16,269

	TOTAL COMMON STOCKS (cost $225,144,658)	180,815,595

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES 0.8%
		Bear Stearns Commercial Mortgage Securities,
		Series 2006-BBA7, Class A1, 144A (original cost $369,871; purchased 06/05/06)(c)(d)
Aaa	$370	4.67%(a), 03/15/19	328,961
		Brazos Student Finance Corp.,
		Series 1998-A, Class A2
Aaa	33	2.78%(a), 06/01/23	32,302
		Indymac Index Mortgage Loan Trust,
		Series 2007-FLX2, Class A2
Aaa	549	3.449%(a), 04/25/37	151,726

		SLM Student Loan Trust,
		Series 2008-9, Class A
Aaa	2,000	5.035%(a), 04/25/23	1,825,312

		TOTAL ASSET-BACKED SECURITIES (cost $2,727,590)	2,338,301

COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
		Bank Trust Mortgage Trust,
		Series 1, Class G
Aaa	76	5.70%, 12/01/23	66,002
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-4, Class 23A2
Aaa	214	5.366%(a), 05/25/35	177,608
		Countrywide Alternative Loan Trust,
		Series 2006 HY13, Class 4A1
Aaa	587	5.898%, 02/25/37	390,437
		Series 2006-OA11, Class A1B
Aaa	592	3.449%(a), 09/25/46	304,409
		Federal Home Loan Mortgage Corp.,
		Series 119, Class H
Aaa	32	7.50%, 01/15/21	31,557
		Series 2266, Class F
Aaa	5	5.038%(a), 11/15/30	5,440
		Series 3346, Class FA
Aaa	2,214	4.818%(a), 02/15/19	2,151,432
		Federal National Mortgage Assoc.,
		Series 1998-73, Class MZ
Aaa	316	6.30%, 10/17/38	315,674
		Series 2000-32, Class FM
Aaa	11	4.728%(a), 10/18/30	10,590
		Series 2006-5, Class 3A2
Aaa	1,066	4.665%(a), 05/25/35	1,017,641
		FHLMC Structured Pass-Through Securities,
		Series T61, Class 1A1
Aaa	132	4.255%(a), 07/25/44	120,553
		Government National Mortgage Assoc.,
		Series 2000-9, Class FH
Aaa	30	4.969%(a), 02/16/30	29,904
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	397	4.539%(a), 12/25/34	314,433
		Series 2005-AR7, Class 4A1
Aaa	789	5.345%(a), 11/25/35	637,916
		Harborview Mortgage Loan Trust,
		Series 2006-5, Class 2A1A
Aaa	597	4.458%(a), 07/19/46	351,363
		Series 2006-12, Class 2A2B
Aaa	531	4.528%(a), 01/19/38	178,859
		Structured Asset Mortgage Investments, Inc.,
		Series 2006-AR7, Class A8
Aaa	120	3.329%(a), 08/25/36	117,414
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	767	3.799%(a), 12/25/27	655,645
		Series 2007-HY1, Class 2A3
Ba	599	5.868%, 02/25/37	511,613
		Series 2007-HY2, Class 1A1
Aaa	598	5.612%, 12/25/36	440,290
		Series 2007-OA3, Class 2A1A
Aaa	598	3.425%, 04/25/47	300,479

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $8,779,794)	8,129,259

CORPORATE BONDS 12.7%
Advertising 0.1%
		Omnicom Group, Inc., Gtd. Notes
Baa1	300	5.90%, 04/15/16	236,705

Automobile Manufacturers
		DaimlerChrysler NA Holding Corp., Gtd. Notes
A3	100	5.75%, 09/08/11	80,077

Capital Markets 0.5%
		Morgan Stanley,
		Sr. Unsec’d. Notes
A1	1,300	5.75%, 10/18/16	1,013,969
A1	700	6.00%, 04/28/15	568,783

			1,582,752
Commercial Banks 0.7%
		ANZ National International Ltd.,
		Bank Gtd. Notes, 144A (New Zealand) (original cost $1,398,684; purchased 07/09/08)(c)(d)
Aa2	1,400	6.20%, 07/19/13	1,263,552
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,400,000; purchased 04/18/08)(c)(d)
Aa2	1,400	7.70%(a), 04/25/18	971,782

			2,235,334
Diversified Financial Services 2.3%
		American Express Co., Sr. Unsec’d. Notes
A2	600	7.00%, 03/19/18	462,190
		Citigroup Capital XXI,
		Gtd. Notes
A1	1,400	8.30%(a), 12/21/37	961,044
		Citigroup, Inc.,
		Jr. Sub. Notes
A2	1,700	8.40%, 04/29/49	1,181,670
		Sr. Unsec’d. Notes
Aa3	2,100	5.50%, 04/11/13	1,920,933
		JPMorgan Chase Bank NA, Sub. Notes
Aa1	2,700	6.00%, 10/01/17	2,363,558

			6,889,395
Diversified Manufacturing 0.3%
		Siemens Financierings-maatschappij NV,
		Gtd. Notes, 144A (Netherlands) (original cost $1,000,000; purchased 08/09/06)(c)(d)
A1	1,000	2.854%(a), 08/14/09	1,000,053

Electronic Components 0.2%
			Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
A1		700	5.85%, 04/01/18	596,278

Financial - Bank & Trust 4.8%
			American Express Bank FSB,
			Sr. Unsec’d. Notes
A1		4,200	5.50%, 04/16/13	3,446,600
			Bank of America Corp.,
			Jr. Sub. Notes
A1		1,500	8.00%(a), 12/29/49	1,123,065
A1		900	8.125%(a), 12/29/49	697,437
			Sr. Unsec’d. Notes
Aa2		5,000	5.65%, 05/01/18	4,297,655
Aa2		2,800	5.75%, 12/01/17	2,411,539
			Credit Suisse New York,
			Sr. Unsec’d. Notes (Switzerland)
Aa1		2,100	5.00%, 05/15/13	1,893,887
			Deutsche Bank AG,
			Sr. Unsec’d. Notes (Germany)
Aa1		100	6.00%, 09/01/17	88,756
			National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $700,000; purchased 02/01/08)(c)(d)
Aa1		700	3.253%(a), 02/08/10	699,891

				14,658,830
Financial Services 1.1%
			General Motors Acceptance Corp. LLC,
			Sr. Unsec’d. Notes
Caa1		600	6.75%, 12/01/14	302,997
Caa1		100	8.00%, 11/01/31	45,339
			Goldman Sachs Group, Inc. (The), Sub. Notes
A1		900	6.75%, 10/01/37	586,169
			Lehman Brothers Holdings, Inc.,
			Sr. Unsec’d. Notes, MTN
B3		500	6.875%, 05/02/18	65,000
			Merrill Lynch & Co., Inc., Notes, MTN
A2		2,800	6.875%, 04/25/18	2,486,930

				3,486,435
Food 0.3%
			Kraft Foods, Inc.,
			Sr. Unsec’d. Notes
Baa2		400	6.125%, 02/01/18	342,717
Baa2		900	6.875%, 02/01/38	714,181

				1,056,898
Industrial Conglomerates 0.9%
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes
Aaa		2,200	5.625%, 09/15/17	1,798,593
			Sr. Unsec’d. Notes, MTN
Aaa		400	5.875%, 01/14/38	285,336
			Sub. Notes, 144A (original cost $1,399,944; purchased 08/30/07)(c)(d)
Aa1	GBP	700	6.50%(a), 09/15/47	619,711

				2,703,640

Insurance 0.1%
			American International Group, Inc.,
			Sr. Unsec’d. Notes, 144A (original cost $1,100,000; purchased 08/13/08)(c)(d)
Aa3		1,100	8.25%, 08/15/18	453,078

Medical Supplies & Equipment 0.2%
			HCA, Inc.,
			Sr. Sec’d. Notes
B2		600	9.25%, 11/15/16	510,000

Paper & Forest Products 0.2%
			Georgia-Pacific LLC,
			Gtd. Notes, 144A (original cost $300,000; purchased 12/13/06)(c)(d)
Ba3		300	7.00%, 01/15/15	220,500
			(original cost $400,000; purchased 12/13/06)(c)(d)
Ba3		400	7.125%, 01/15/17	278,000

				498,500
Pharmaceuticals
			Merck & Co., Inc., Sr. Unsec’d. Notes
Aa3		100	4.75%, 03/01/15	91,960

Real Estate Investment Trust 0.1%
			Nationwide Health Properties, Inc.,
			Sr. Unsec’d. Notes
Baa3		200	6.50%, 07/15/11	180,669

Telecommunications 0.4%
			Embarq Corp., Sr. Unsec’d. Notes
Baa3		1,000	7.082%, 06/01/16	770,000
			Motorola, Inc., Sr. Unsec’d. Notes
Baa2		700	6.00%, 11/15/17	480,124

				1,250,124
Utilities 0.4%
			Illinois Power Co., Sr. Sec’d. Notes
Baa3		1,400	6.25%, 04/01/18	1,107,445

Utilities—Electric 0.1%
			Midwest Generation LLC,
			Pass-Thru Certificates, Series A
Baa3		250	8.30%, 07/02/09	242,954

			TOTAL CORPORATE BONDS (cost $48,674,994)	38,861,127

FOREIGN GOVERNMENT BONDS 1.1%
			Bundesrepublik Deutschland (Germany)
Aaa	EUR	1,000	4.25%, 07/04/39	1,227,775
Aaa	EUR	800	6.25%, 01/04/30	1,232,491
			Republic of Brazil (Brazil)
Ba1	BRL	1,800	12.50%, 01/05/22	672,975
			United Kingdom Gilt (United Kingdom)
Aaa	GBP	200	5.75%, 12/07/09	332,555

			TOTAL FOREIGN GOVERNMENT BONDS (cost $4,252,220)	3,465,796

Municipal Bonds 1.5%
Arizona 0.1%
		Salt River Project Agricultural Improvement & Power District,
		Revenue Bonds
Aa1	500	4.75%, 01/01/32	443,405

California 0.6%
		State of California, General Obligation Unlimited
A1	700	5.00%, 06/01/37	617,827
A1	1,100	5.00%, 11/01/37	970,189
A1	300	5.00%, 12/01/37	260,901

			1,848,917
Georgia 0.1%
		Georgia State Road & Tollway Authority,
		Revenue Bonds
Aaa	200	5.00%, 03/01/21	200,472

Illinois 0.7%
		Chicago Illinois Transit Authority,
		Revenue Bonds
Aa3	2,200	6.899%, 12/01/40	2,207,502

		TOTAL MUNICIPAL BONDS (cost $4,992,447)	4,700,296

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 21.6%
		Federal Home Loan Mortgage Corp.
	204	5.329%(a), 09/01/35	204,067
	338	6.00%, 04/01/16-09/01/22	339,583
		Federal National Mortgage Assoc.
	231	3.864%(a), 06/01/43	228,980
	7,259	4.00%, 08/01/18-01/01/20	6,758,727
	70	4.41%(a), 05/01/36	70,059
	1,999	4.50%, 01/01/22-09/01/35	1,846,907
	226	4.574%(a), 12/01/34	227,392
	10,201	5.00%, 02/01/19-11/01/33	9,687,749
	15,000	5.00%, TBA	14,207,820
	102	5.275%(a), 09/01/34	101,927
	5,021	5.50%, 07/01/14-09/01/34	4,919,658
	3,900	5.50%, TBA	3,809,813
	4,545	6.00%, 03/01/17-07/01/37	4,545,285
	3,500	6.00%, TBA	3,497,813
	1,000	6.50%, TBA	1,013,438
		Government National Mortgage Assoc.
	47	4.50%, 08/15/33	43,372
	6	4.625%(a), 09/20/22	6,399
	320	5.00%, 11/15/36	305,557
	1,000	5.00%, TBA	954,062
	19	5.125%, 10/20/27-11/20/29	19,079
	800	5.50%, TBA	784,500
	8,500	6.00%, TBA	8,500,000
	4,000	6.50%, TBA	4,042,500
	10	8.50%, 05/20/30-04/20/31	10,399

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $67,632,290)	66,125,086

U.S. TREASURY OBLIGATIONS 2.8%
		U.S. Treasury Bonds
	3,500	3.125%, 09/30/13	3,556,875
	700	8.50%, 02/15/20	930,344
		U.S. Treasury Inflationary Indexed Bonds, TIPS
	700	2.375%, 01/15/25	704,620
		U.S. Treasury Strip, IO
	1,250	7.25%, 02/15/22	623,936
	300	8.00%, 11/15/21	151,024
		U.S. Treasury Strip, PO
	1,500	8.00%, 11/15/21	756,656
	1,600	8.125%, 05/15/21	830,189
	1,700	8.125%, 08/15/21	869,198

		TOTAL U.S. TREASURY OBLIGATIONS (cost $8,766,622)	8,422,842

BANK LOANS(a) 0.5%
		Chrysler Financial, Term (original cost $1,034,550; purchased 07/31/08)(c)(d)
Ba-	1,089	6.82%, 08/03/14	735,075
		Ford Motor Co., Term B (original cost $491,250; purchased 12/12/06)(c)(d)
Ba-	491	7.59%, 11/29/13	269,837
		TXU Corp., Term B3 (original cost $5,263; purchased 09/11/08)(c)(d)
Ba-	5	7.26%, 10/10/14	4,084
		(original cost $60,544; purchased 02/01/08)(c)(d)
Ba-	66	7.64%, 10/10/14	51,271
		(original cost $571,732; purchased 02/01/08, 09/11/08)(c)(d)
Ba-	623	6.30%, 10/10/14	483,674

		TOTAL BANK LOANS (cost $2,178,455)	1,543,941

Units
RIGHTS *
Financial Services
	5,000	Fortis, expiring on 03/09/09 (Belgium) (cost $0)*	—

		TOTAL LONG-TERM INVESTMENTS (cost $373,149,070)	314,402,243

SHORT-TERM INVESTMENTS 6.8%

Principal Amount (000)#
U.S. TREASURY OBLIGATION 0.2%
		U.S. Treasury Bills (cost $499,875)(e)
	$500	0.17%, 12/26/08	499,634

REPURCHASE AGREEMENT 0.2%
	700	JPMorgan Chase 0.15%, dated 10/31/08, due 11/03/08 in the amount of $700,009 (cost $700,000; the value of collateral plus accrued interest was $699,759)(h)	700,000

Contracts/ Notional Amount (000)#
OPTIONS PURCHASED* 0.5%
Call Options 0.5%
		2 Year U.S. Treasury Note Futures,
	35,200	expiring 11/21/2008, Strike Price $110.50	2,750
		5 Year Euro-Bobl Futures,
EUR	4,400	expiring 11/21/2008, Strike Price $116.00	1,682
		5 Year U.S. Treasury Note Futures,
	5,000	expiring 11/21/2008, Strike Price $125.00	391
		10 Year U.S. Treasury Note Futures,
	5,200	expiring 11/21/2008, Strike Price $138.00	812
		FNMA,
	8,000	expiring 11/14/2008, Strike Price $96.13	140,636
		Interest Rate Swap Options,
EUR	62,500	expiring 04/20/2009 @ 4.18%	1,284,416
	1,800	expiring 08/03/2009 @ 3.45%	19,267
	2,800	expiring 08/03/2009 @ 3.45%	29,971
	15,800	expiring 08/03/2009 @ 3.85%	239,100

			1,719,025
Put Option
		FNMA,
	27,000	expiring 12/04/2008, Strike Price $72.00	—

		TOTAL OPTIONS PURCHASED (cost $892,944)	1,719,025

Shares
AFFILIATED MONEY MARKET MUTUAL FUND 5.9%
17,925,289	Dryden Core Investment Fund - Taxable Money Market Series (cost $17,925,289)(b)	17,925,289

	TOTAL SHORT-TERM INVESTMENTS (cost $20,018,108)	20,843,948

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT(g)—109.7% (cost $393,167,178)(i)	335,246,191

Contracts/ Notional Amount (000)#
OPTIONS WRITTEN* (0.3)%
Call Options (0.3)%
	Interest Rate Swap Options,
EUR 20,200	expiring 04/20/2009 @ 4.44%	(690,526)
800	expiring 08/03/2009 @ 4.15%	(17,165)
900	expiring 08/03/2009 @ 4.40%	(24,259)
5,300	expiring 08/03/2009 @ 4.55%	(166,212)

		(898,162)

Put Options
	90 Day Euro Dollar Futures,
18,000	expiring 12/15/2008, Strike Price $97.00	(2,025)

	TOTAL OPTIONS WRITTEN (premiums received $703,386)	(900,187)

Principal Amount (000)#
SECURITIES SOLD SHORT (4.5)%
	Federal National Mortgage Assoc.
4,000	5.50%, TBA	(3,901,248)
	U.S. Treasury Bonds
3,500	3.125%, 09/30/13	(3,556,875)
	U.S. Treasury Notes
6,000	4.625%, 02/15/17	(6,307,032)

	TOTAL SECURITIES SOLD SHORT (proceeds received $13,895,781)	(13,765,155)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—104.9% (cost $378,568,011)	320,580,849
	Other liabilities in excess of other assets (j)—(4.9)%	(15,109,008)

	NET ASSETS —100%	$305,471,841

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assoc.
GDR	Global Depositary Receipt
IO	Interest Only Securities
MTN	Medium Term Note
PO	Principal Only Securities
TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of October 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Indicates a variable rate security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
(c)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $10,231,838. The aggregate value of $7,379,469 is approximately 2.4% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Rates shown are the effective yields at purchase date.
(f)	Security segregated as collateral for futures contracts.
(g)	As of October 31, 2008, 161 securities representing $27,611,782 and 9.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $27,405,144 were valued using Other Significant Observable Inputs, (Level 2, as defined below) and $206,638 were valued using Significant Unobservable Inputs (Level 3, as defined below).
(h)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(i)	The United States federal income tax basis of the Portfolio’s investments was $403,533,479; accordingly, net unrealized depreciation on investments for federal income tax purposes was $68,287,288 (gross unrealized appreciation - $334,035; gross unrealized depreciation $68,621,323). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(j)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at October 31, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
65	90 Day Euro	Dec 08	$15,699,175	$15,885,188	$186,013
80	90 Day Euro	Jun 09	19,302,425	19,516,000	213,575
59	90 Day Euro	Sep 09	14,225,438	14,364,288	138,850
115	90 Day Euro	Dec 09	27,762,025	27,933,500	171,475
104	90 Day Euro	Mar 10	25,071,338	25,235,600	164,262
55	90 Day Sterling	Dec 08	10,461,447	10,599,009	137,562
17	90 Day Sterling	Jun 09	3,210,909	3,311,282	100,373
87	90 Day Sterling	Sep 09	16,594,901	16,927,595	332,694
92	90 Day Sterling	Dec 09	17,551,928	17,852,326	300,398
2	10 Year U.K. Gilt	Dec 08	360,791	358,208	(2,583)

					1,742,619

Short Positions:
68	2 Year Euro-Schatz	Dec 08	8,980,691	9,188,264	(207,573)
176	2 Year U.S. Treasury Notes	Dec 08	37,312,000	37,809,750	(497,750)
44	5 Year Euro-Bobl	Dec 08	6,101,250	6,293,325	(192,075)
93	5 Year U.S. Treasury Notes	Dec 08	10,521,938	10,532,977	(11,039)
2	10 Year Euro-Bund	Dec 08	290,699	295,517	(4,818)
82	10 Year U.S. Treasury Notes	Dec 08	9,428,781	9,272,406	156,375
65	30 Year U.S. Treasury Bonds	Dec 08	7,727,031	7,353,125	373,906

					(382,974)

					$1,359,645 (1)

(1)	Cash of $1,093,000 and a security with a market value of $107,590 has been segregated with the broker to cover requirements for open futures contracts as of October 31, 2008

Forward foreign currency exchange contracts outstanding at October 31, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	1,742	$879,668	$794,080	$(85,588)
British Pound,
Expiring 11/03/08	GBP	2,787	4,558,138	4,485,250	(72,888)
Expiring 11/05/08	GBP	1,292	2,171,687	2,079,276	(92,411)
Chinese Yuan,
Expiring 12/09/08	CNY	16,758	2,451,806	2,433,266	(18,540)
Expiring 07/15/09	CNY	10,470	1,536,662	1,496,961	(39,701)
Euro,
Expiring 12/19/08	EUR	1,172	1,623,931	1,491,429	(132,502)
Indian Rupee,
Expiring 11/12/08	INR	60,158	1,488,723	1,212,720	(276,003)
Expiring 04/09/09	INR	60,919	1,213,809	1,218,838	5,029
Japanese Yen,
Expiring 11/05/08	JPY	189,342	1,879,978	1,922,059	42,081
Expiring 12/03/08	JPY	24,318	248,486	247,170	(1,316)
Malaysian Ringgit,
Expiring 11/12/08	MYR	1,496	461,584	421,163	(40,421)
Expiring 02/12/09	MYR	427	120,000	120,354	354
Expiring 04/14/09	MYR	670	190,000	189,288	(712)
Mexican Peso,
Expiring 11/19/08	MXN	44	4,187	3,433	(754)
Expiring 12/08/08	MXN	4,295	410,570	330,168	(80,402)
Expiring 05/19/09	MXN	44	4,068	3,299	(769)
Russian Ruble,
Expiring 11/19/08	RUB	42,243	1,703,703	1,526,267	(177,436)
Expiring 05/06/09	RUB	33,713	1,193,018	1,086,895	(106,123)

			$22,140,018	$21,061,916	$(1,078,102)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	982	$560,078	$447,802	$112,276
Expiring 06/02/09	BRL	983	516,429	431,908	84,521
British Pound,
Expiring 11/03/08	GBP	2,787	5,063,143	4,484,415	578,728
Expiring 12/09/08	GBP	2,787	4,547,827	4,474,803	73,024
Expiring 12/29/08	GBP	602	1,082,678	965,569	117,109
Chinese Yuan,
Expiring 12/09/08	CNY	3,167	457,000	459,843	(2,843)
Expiring 07/15/09	CNY	9,597	1,373,000	1,372,116	884
Euro,
Expiring 12/04/08	EUR	2,417	3,036,840	3,076,849	(40,009)
Expiring 12/19/08	EUR	2,802	4,110,853	3,566,041	544,812
Indian Rupee,
Expiring 11/12/08	INR	60,158	1,221,480	1,216,546	4,934
Japanese Yen,
Expiring 11/05/08	JPY	189,342	1,862,829	1,922,175	(59,346)
Malaysian Ringgit,
Expiring 11/12/08	MYR	1,097	310,000	308,883	1,117
Mexican Peso,
Expiring 11/19/08	MXN	44	4,166	3,433	733
Expiring 12/08/08	MXN	10,111	955,913	777,195	178,718
Russian Ruble,
Expiring 11/19/08	RUB	42,243	1,594,804	1,540,062	54,742
Swiss Franc,
Expiring 12/23/08	CHF	260	248,978	224,408	24,570

			$26,946,018	$25,272,048	$1,673,970

The Fund entered into interest rate swap agreements during the period ended October 31, 2008. Details of the interest rate swap agreements outstanding as of October 31, 2008 were as follows:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (2)	06/15/35		$700	6.00%	3 Month LIBOR	$175,470
Bank of America Securities LLC (2)	12/17/13		1,600	4.00%	3 Month LIBOR	19,024
Barclays Capital, Inc. (2)	12/17/15		2,300	5.00%	3 Month LIBOR	104,665
Citigroup, Inc. (2)	12/17/13		1,700	4.00%	3 Month LIBOR	32,800
Citigroup, Inc. (2)	12/17/15		800	5.00%	3 Month LIBOR	13,769
Merrill Lynch & Co., Inc. (1)	12/17/18		1,100	5.00%	3 Month LIBOR	(17,335)
Merrill Lynch & Co., Inc. (1)	12/17/23		10,300	5.00%	3 Month LIBOR	(492,363)
Merrill Lynch & Co., Inc. (1)	12/17/28		1,000	5.00%	3 Month LIBOR	(52,844)
Merrill Lynch & Co., Inc. (2)	12/17/13		3,100	4.00%	3 Month LIBOR	32,977
Morgan Stanley & Co. (1)	12/17/18		1,800	5.00%	3 Month LIBOR	(28,314)
Morgan Stanley & Co. (1)	12/17/10		2,600	4.00%	3 Month LIBOR	(27,493)
Morgan Stanley & Co. (1)	12/17/23		8,900	5.00%	3 Month LIBOR	(540,679)
Morgan Stanley & Co. (2)	12/17/13		33,800	4.00%	3 Month LIBOR	373,700
Goldman Sachs & Co. (2)	01/02/12	BRL	5,900	10.15%	Brazilian interbank lending rate	(387,927)
Merrill Lynch & Co., Inc. (2)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	(10,996)
Morgan Stanley & Co. (2)	01/02/12	BRL	5,000	10.12%	Brazilian interbank lending rate	(271,540)
UBS AG (2)	01/02/12	BRL	5,100	10.58%	Brazilian interbank lending rate	(270,377)
Barclays Capital, Inc. (1)	09/17/18	EUR	100	5.00%	6 Month EURIBOR	(4,349)
Barclays Capital, Inc. (1)	09/17/38	EUR	1,000	5.00%	6 Month EURIBOR	(108,729)
Barclays Capital, Inc. (2)	12/17/10	EUR	200	5.50%	6 Month EURIBOR	9,485
Barclays Capital, Inc. (2)	06/15/10	EUR	6,900	4.50%	6 Month EURIBOR	(94,179)
Barclays Capital, Inc. (2)	03/18/10	EUR	700	5.00%	6 Month EURIBOR	19,837
Deutsche Bank (1)	09/17/18	EUR	500	5.00%	6 Month EURIBOR	(19,743)
Deutsche Bank (2)	09/17/10	EUR	2,000	5.00%	6 Month EURIBOR	68,070
Deutsche Bank (2)	06/15/13	EUR	2,100	4.00%	6 Month EURIBOR	(27,653)
Deutsche Bank (2)	09/15/10	EUR	6,200	5.50%	6 Month EURIBOR	187,926
Goldman Sachs & Co. (1)	03/18/39	EUR	600	5.00%	6 Month EURIBOR	(54,379)
Morgan Stanley & Co. (2)	12/17/10	EUR	2,100	5.50%	6 Month EURIBOR	104,905
UBS AG (2)	10/15/10	EUR	100	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,552
Barclays Capital, Inc. (1)	06/15/37	GBP	800	4.00%	6 Month LIBOR	(39,795)
Barclays Capital, Inc. (2)	09/15/10	GBP	3,500	5.00%	6 Month LIBOR	134,452
Deutsche Bank (1)	06/15/37	GBP	700	4.25%	6 Month LIBOR	(36,768)
Goldman Sachs & Co. (1)	06/15/37	GBP	800	4.00%	6 Month LIBOR	(38,336)
Goldman Sachs & Co. (2)	09/17/11	GBP	600	4.50%	6 Month LIBOR	14,080
Morgan Stanley & Co. (1)	06/15/37	GBP	300	4.25%	6 Month LIBOR	(15,342)
Morgan Stanley & Co. (1)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(13,133)
Barclays Capital, Inc. (1)	12/17/17	JPY	20,000	2.00%	6 Month LIBOR	(7,746)
Merrill Lynch & Co., Inc. (2)	11/04/16	MXN	31,000	8.17%	28 day Mexican interbank rate	(187,081)

						$(1,452,389)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The Fund entered into credit default swap agreements during the period ended October 31, 2008. Details of the credit default swap agreements outstanding as of October 31, 2008 were as follows:

Buy Protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. (1)	12/20/08	$200	0.26%	Allstate Corp., 6.125%, due 02/15/12	$734
UBS AG (1)	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(134)
Barclays Capital, Inc.(1)	09/20/11	100	0.54%	DaimlerChrysler N.A., 5.75%, due 09/08/11	8,105
Barclays Capital, Inc.(1)	06/20/13	700	5.00%	Dow Jones CDX HY10 Index	95,201
UBS AG (1)	06/20/13	700	5.00%	Dow Jones CDX HY10 Index	95,601
Merrill Lynch & Co. (1)	12/20/11	300	0.00%	Dow Jones CDX HY7 Index	125,612
Citigroup, Inc. (1)	06/20/12	6,572	0.47%	Dow Jones CDX HY8 Index	(380,857)
Merrill Lynch & Co. (1)	06/20/12	2,450	2.75%	Dow Jones CDX HY8 Index	326,818
Deutsche Bank (1)	06/20/18	1,854	1.50%	Dow Jones CDX IG10 10Y Index	75,459
Goldman Sachs & Co. (1)	06/20/18	4,685	1.50%	Dow Jones CDX IG10 10Y Index	227,819
Morgan Stanley & Co. (1)	06/20/18	5,270	1.50%	Dow Jones CDX IG10 10Y Index	278,598
Deutsche Bank (1)	06/20/13	2,245	1.55%	Dow Jones CDX IG10 5Y Index	62,259
Morgan Stanley & Co. (1)	06/20/13	293	1.55%	Dow Jones CDX IG10 5Y Index	8,166
Morgan Stanley & Co. (1)	12/20/12	700	0.14%	Dow Jones CDX IG5 Index	118,553
Morgan Stanley & Co. (1)	12/20/12	2,700	0.14%	Dow Jones CDX IG5 Index	457,275
Barclays Capital, Inc.(1)	12/20/11	1,300	0.75%	Dow Jones CDX IG7 Index	139,382
Barclays Capital, Inc.(1)	12/20/17	976	0.80%	Dow Jones CDX IG9 10Y Index	59,970
Goldman Sachs & Co. (1)	12/20/17	3,904	0.80%	Dow Jones CDX IG9 10Y Index	256,667
Merrill Lynch & Co. (1)	12/20/17	1,952	0.80%	Dow Jones CDX IG9 10Y Index	106,094
Morgan Stanley & Co. (1)	12/20/17	4,099	0.80%	Dow Jones CDX IG9 10Y Index	207,498
Goldman Sachs & Co. (1)	12/20/12	488	0.60%	Dow Jones CDX IG9 5Y Index	18,896
JPMorgan Chase Bank (1)	12/20/11	971	1.65%	Dow Jones CDX XO7 Index	133,785
Bank of America Securities LLC (1)	12/20/08	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	29
Citigroup, Inc. (1)	12/20/08	100	0.28%	Eaton Corp., 5.75%, due 07/15/12	65
Barclays Capital, Inc.(1)	12/20/08	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(40)
Morgan Stanley & Co. (1)	12/20/08	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(9)
Citigroup, Inc. (1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	82
Bear Stearns International Ltd. (1)	12/20/08	100	0.32%	Hewlett Packard Co., 6.50%, due 07/01/12	(52)
Merrill Lynch & Co. (1)	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	(2)
Deutsche Bank (1)	09/20/11	200	0.62%	Nationwide Health, 6.50%, due 07/15/11	6,111
Bear Stearns International Ltd. (1)	12/20/12	600	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	58,410
Morgan Stanley & Co. (1)	06/20/16	300	0.39%	Omnicom Group, Inc., 5.90%, due 04/15/16	35,039
Morgan Stanley & Co. (1)	12/20/12	600	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	12,107
Goldman Sachs & Co. (1)	12/20/12	600	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	16,322
Citigroup, Inc. (1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	209
Barclays Capital, Inc.(1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(123)
Bear Stearns International Ltd. (1)	06/20/16	200	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	27,332
Barclays Capital, Inc.(1)	03/20/12	100	0.21%	XL Capital Ltd., 6.50%, due 01/15/12	23,729

					$2,600,710

(1)	Fund pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Sell Protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Depreciation
Credit Suisse International(2)	05/25/46	$4,400	0.11%	ABX HE AAA 06-2	$(768,536)
Credit Suisse International(2)	08/25/37	800	0.09%	ABX HE AAA 07-1	(233,486)
Citigroup, Inc. (2)	06/20/12	300	2.14%	Dow Jones CDX HY8 Index	(36,416)
Merrill Lynch & Co. (2)	06/20/12	1,600	2.08%	Dow Jones CDX HY8 Index	(197,439)
Morgan Stanley & Co. (2)	12/20/15	530	0.46%	Dow Jones CDX IG5 Index	(134,202)
Morgan Stanley & Co. (2)	12/20/15	1,900	0.46%	Dow Jones CDX IG5 Index	(480,565)

					$(1,850,644)

(2)	Fund receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various input are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$171,335,740	$1,359,645
Level 2 - Other Significant Observable Inputs - Long	163,703,813	(106,455)
Level 2 - Other Significant Observable Inputs - Short	(14,665,342)	—
Level 3 - Significant Unobservable Inputs	206,638	—

Total	$320,580,849	$1,253,190

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 7/31/08	$75,730
Accrued discounts/premiums	4
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,273
Net purchases (sales)	133,997
Transfers in and/or out of Level 3	(4,366)

Balance as of 10/31/08	$206,638

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transactions exceeds one business day, the value of the collateral is marked-to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	December 19, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	December 19, 2008

*	Print the name and title of each signing officer under his or her signature.